Shareholder Report		12 Months Ended
	Oct. 01, 2024	Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Harris Associates Investment Trust
Entity Central Index Key		0000872323
Entity Investment Company Type		N-1A
Document Period End Date		Sep. 30, 2025
C000007554
Shareholder Report [Line Items]
Fund Name		Oakmark Fund
Class Name		Investor Class
Trading Symbol		OAKMX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Oakmark Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number		1-800 OAKMARK (625-6275)
Additional Information Website		oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$94	0.89%

Expenses Paid, Amount		$ 94
Expense Ratio, Percent		0.89%
Performance Past Does Not Indicate Future [Text]		Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Investor Class	S&P 500 Index	Russell 1000 Value Index
10/1/2015	$10,000	$10,000	$10,000
12/31/2015	$10,464	$10,704	$10,564
3/31/2016	$10,399	$10,849	$10,737
6/30/2016	$10,537	$11,115	$11,229
9/30/2016	$11,436	$11,543	$11,620
12/31/2016	$12,385	$11,984	$12,395
3/31/2017	$12,894	$12,711	$12,800
6/30/2017	$13,386	$13,104	$12,973
9/30/2017	$14,157	$13,691	$13,377
12/31/2017	$15,003	$14,601	$14,089
3/31/2018	$14,872	$14,490	$13,690
6/30/2018	$15,188	$14,988	$13,851
9/30/2018	$15,832	$16,143	$14,641
12/31/2018	$13,093	$13,961	$12,924
3/31/2019	$14,773	$15,866	$14,467
6/30/2019	$15,248	$16,549	$15,023
9/30/2019	$14,934	$16,830	$15,226
12/31/2019	$16,626	$18,356	$16,354
3/31/2020	$11,569	$14,759	$11,983
6/30/2020	$14,231	$17,791	$13,695
9/30/2020	$15,110	$19,380	$14,461
12/31/2020	$18,770	$21,734	$16,812
3/31/2021	$21,684	$23,076	$18,704
6/30/2021	$23,615	$25,049	$19,678
9/30/2021	$24,052	$25,194	$19,525
12/31/2021	$25,190	$27,973	$21,042
3/31/2022	$24,528	$26,686	$20,886
6/30/2022	$20,165	$22,389	$18,336
9/30/2022	$19,787	$21,296	$17,306
12/31/2022	$21,824	$22,907	$19,456
3/31/2023	$23,592	$24,624	$19,651
6/30/2023	$25,631	$26,776	$20,452
9/30/2023	$25,296	$25,900	$19,805
12/31/2023	$28,566	$28,928	$21,686
3/31/2024	$31,501	$31,982	$23,634
6/30/2024	$30,247	$33,352	$23,122
9/30/2024	$32,479	$35,315	$25,303
12/31/2024	$33,141	$36,166	$24,801
3/31/2025	$33,520	$34,621	$25,331
6/30/2025	$34,981	$38,409	$26,291
9/30/2025	$36,094	$41,530	$27,692

Average Annual Return [Table Text Block]
Class	1 Year	5 Years	10 Years
Investor Class	11.13%	19.02%	13.70%
S&P 500 Index	17.60%	16.47%	15.30%
Russell 1000 Value Index	9.44%	13.88%	10.72%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]		To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.
AssetsNet		$ 24,745,741,575
Holdings Count | Holding		57
Advisory Fees Paid, Amount		$ 141,669,102
InvestmentCompanyPortfolioTurnover		63.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$24,745,741,575
# of Portfolio Holdings	57
Portfolio Turnover Rate	63%
Total Advisory Fees Paid	$141,669,102

Holdings [Text Block]

Sector allocation

Financials	36.9%
Energy	11.8%
Health Care	10.0%
Communication Services	9.6%
Consumer Discretionary	9.1%
Industrials	8.6%
Information Technology	3.6%
Consumer Staples	3.1%
Materials	1.6%
Real Estate	1.4%
Short Term Investments & Other, Net	4.3%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Alphabet, Inc., Class A	3.5%
Citigroup, Inc.	3.4%
Charles Schwab Corp.	3.0%
Phillips 66	3.0%
Willis Towers Watson PLC	2.7%
ConocoPhillips	2.5%
General Motors Co.	2.5%
Warner Bros Discovery, Inc.	2.5%
Intercontinental Exchange, Inc.	2.5%
Bank of America Corp.	2.4%

Material Fund Change [Text Block]
C000174795
Shareholder Report [Line Items]
Fund Name		Oakmark Fund
Class Name		Advisor
Trading Symbol		OAYMX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Oakmark Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number		1-800 OAKMARK (625-6275)
Additional Information Website		oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$74	0.70%

Expenses Paid, Amount		$ 74
Expense Ratio, Percent		0.70%
Performance Past Does Not Indicate Future [Text]		Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Advisor Class	S&P 500 Index	Russell 1000 Value Index
10/1/2015	$100,000	$100,000	$100,000
12/31/2015	$104,642	$107,043	$105,635
3/31/2016	$103,992	$108,485	$107,366
6/30/2016	$105,374	$111,149	$112,287
9/30/2016	$114,363	$115,430	$116,195
12/31/2016	$123,898	$119,845	$123,953
3/31/2017	$129,042	$127,115	$128,004
6/30/2017	$133,997	$131,040	$129,726
9/30/2017	$141,772	$136,911	$133,767
12/31/2017	$150,294	$146,009	$140,890
3/31/2018	$148,993	$144,900	$136,898
6/30/2018	$152,218	$149,876	$138,508
9/30/2018	$158,723	$161,433	$146,408
12/31/2018	$131,321	$139,607	$129,243
3/31/2019	$148,196	$158,661	$144,667
6/30/2019	$152,987	$165,489	$150,228
9/30/2019	$149,850	$168,300	$152,265
12/31/2019	$166,897	$183,564	$163,545
3/31/2020	$116,159	$147,590	$119,829
6/30/2020	$142,917	$177,909	$136,954
9/30/2020	$151,795	$193,796	$144,613
12/31/2020	$188,617	$217,338	$168,117
3/31/2021	$218,025	$230,759	$187,039
6/30/2021	$237,547	$250,486	$196,780
9/30/2021	$242,092	$251,944	$195,245
12/31/2021	$253,669	$279,726	$210,416
3/31/2022	$247,174	$266,863	$208,864
6/30/2022	$203,306	$223,895	$183,360
9/30/2022	$199,600	$212,963	$173,060
12/31/2022	$220,261	$229,065	$194,555
3/31/2023	$238,205	$246,238	$196,513
6/30/2023	$258,928	$267,765	$204,520
9/30/2023	$255,697	$259,000	$198,047
12/31/2023	$288,858	$289,281	$216,856
3/31/2024	$318,701	$319,817	$236,342
6/30/2024	$306,167	$333,517	$231,223
9/30/2024	$328,903	$353,150	$253,027
12/31/2024	$335,761	$361,658	$248,015
3/31/2025	$339,756	$346,208	$253,312
6/30/2025	$354,744	$384,091	$262,905
9/30/2025	$366,222	$415,296	$276,917

Average Annual Return [Table Text Block]
Class	1 Year	5 Years	10 Years
Advisor Class	11.35%	19.26%	13.86%
S&P 500 Index	17.60%	16.47%	15.30%
Russell 1000 Value Index	9.44%	13.88%	10.72%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]		To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.
AssetsNet		$ 24,745,741,575
Holdings Count | Holding		57
Advisory Fees Paid, Amount		$ 141,669,102
InvestmentCompanyPortfolioTurnover		63.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$24,745,741,575
# of Portfolio Holdings	57
Portfolio Turnover Rate	63%
Total Advisory Fees Paid	$141,669,102

Holdings [Text Block]

Sector allocation

Financials	36.9%
Energy	11.8%
Health Care	10.0%
Communication Services	9.6%
Consumer Discretionary	9.1%
Industrials	8.6%
Information Technology	3.6%
Consumer Staples	3.1%
Materials	1.6%
Real Estate	1.4%
Short Term Investments & Other, Net	4.3%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Alphabet, Inc., Class A	3.5%
Citigroup, Inc.	3.4%
Charles Schwab Corp.	3.0%
Phillips 66	3.0%
Willis Towers Watson PLC	2.7%
ConocoPhillips	2.5%
General Motors Co.	2.5%
Warner Bros Discovery, Inc.	2.5%
Intercontinental Exchange, Inc.	2.5%
Bank of America Corp.	2.4%

Material Fund Change [Text Block]
C000174796
Shareholder Report [Line Items]
Fund Name		Oakmark Fund
Class Name		Institutional
Trading Symbol		OANMX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Oakmark Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number		1-800 OAKMARK (625-6275)
Additional Information Website		oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$71	0.67%

Expenses Paid, Amount		$ 71
Expense Ratio, Percent		0.67%
Performance Past Does Not Indicate Future [Text]		Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Institutional Class	S&P 500 Index	Russell 1000 Value Index
10/1/2015	$250,000	$250,000	$250,000
12/31/2015	$261,604	$267,606	$264,088
3/31/2016	$259,981	$271,213	$268,415
6/30/2016	$263,435	$277,872	$280,716
9/30/2016	$285,908	$288,576	$290,488
12/31/2016	$309,703	$299,612	$309,882
3/31/2017	$322,561	$317,787	$320,011
6/30/2017	$334,992	$327,600	$324,314
9/30/2017	$354,429	$342,278	$334,417
12/31/2017	$375,777	$365,022	$352,225
3/31/2018	$372,568	$362,251	$342,246
6/30/2018	$380,678	$374,690	$346,270
9/30/2018	$396,987	$403,582	$366,019
12/31/2018	$328,487	$349,018	$323,106
3/31/2019	$370,787	$396,652	$361,667
6/30/2019	$382,866	$413,723	$375,571
9/30/2019	$375,118	$420,749	$380,662
12/31/2019	$417,806	$458,911	$408,862
3/31/2020	$290,859	$368,974	$299,574
6/30/2020	$357,993	$444,773	$342,384
9/30/2020	$380,214	$484,489	$361,533
12/31/2020	$472,511	$543,345	$420,293
3/31/2021	$546,270	$576,897	$467,597
6/30/2021	$595,268	$626,215	$491,950
9/30/2021	$606,652	$629,859	$488,113
12/31/2021	$635,679	$699,315	$526,040
3/31/2022	$619,403	$667,157	$522,160
6/30/2022	$509,472	$559,737	$458,400
9/30/2022	$500,186	$532,407	$432,650
12/31/2022	$552,036	$572,663	$486,388
3/31/2023	$597,063	$615,596	$491,281
6/30/2023	$649,000	$669,412	$511,299
9/30/2023	$640,956	$647,499	$495,117
12/31/2023	$724,161	$723,202	$542,141
3/31/2024	$799,030	$799,543	$590,856
6/30/2024	$767,662	$833,794	$578,058
9/30/2024	$824,770	$882,876	$632,568
12/31/2024	$842,056	$904,145	$620,037
3/31/2025	$852,131	$865,519	$633,280
6/30/2025	$889,774	$960,227	$657,263
9/30/2025	$918,616	$1,038,241	$692,294

Average Annual Return [Table Text Block]
Class	1 Year	5 Years	10 Years
Institutional Class	11.38%	19.29%	13.90%
S&P 500 Index	17.60%	16.47%	15.30%
Russell 1000 Value Index	9.44%	13.88%	10.72%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]		To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.
AssetsNet		$ 24,745,741,575
Holdings Count | Holding		57
Advisory Fees Paid, Amount		$ 141,669,102
InvestmentCompanyPortfolioTurnover		63.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$24,745,741,575
# of Portfolio Holdings	57
Portfolio Turnover Rate	63%
Total Advisory Fees Paid	$141,669,102

Holdings [Text Block]

Sector allocation

Financials	36.9%
Energy	11.8%
Health Care	10.0%
Communication Services	9.6%
Consumer Discretionary	9.1%
Industrials	8.6%
Information Technology	3.6%
Consumer Staples	3.1%
Materials	1.6%
Real Estate	1.4%
Short Term Investments & Other, Net	4.3%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Alphabet, Inc., Class A	3.5%
Citigroup, Inc.	3.4%
Charles Schwab Corp.	3.0%
Phillips 66	3.0%
Willis Towers Watson PLC	2.7%
ConocoPhillips	2.5%
General Motors Co.	2.5%
Warner Bros Discovery, Inc.	2.5%
Intercontinental Exchange, Inc.	2.5%
Bank of America Corp.	2.4%

Material Fund Change [Text Block]
C000225884
Shareholder Report [Line Items]
Fund Name		Oakmark Fund
Class Name		R6
Trading Symbol		OAZMX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Oakmark Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number		1-800 OAKMARK (625-6275)
Additional Information Website		oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$64	0.61%

Expenses Paid, Amount		$ 64
Expense Ratio, Percent		0.61%
Performance Past Does Not Indicate Future [Text]		Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	R6 Class	S&P 500 Index	Russell 1000 Value Index
12/31/2015	$1,045,215	$1,070,426	$1,056,352
3/31/2016	$1,038,730	$1,084,853	$1,073,659
6/30/2016	$1,052,531	$1,111,489	$1,122,866
9/30/2016	$1,142,321	$1,154,304	$1,161,951
12/31/2016	$1,237,050	$1,198,448	$1,239,529
3/31/2017	$1,287,911	$1,271,147	$1,280,044
6/30/2017	$1,337,066	$1,310,402	$1,297,255
9/30/2017	$1,414,040	$1,369,114	$1,337,667
12/31/2017	$1,498,604	$1,460,087	$1,408,901
3/31/2018	$1,485,453	$1,449,003	$1,368,984
6/30/2018	$1,517,085	$1,498,760	$1,385,078
9/30/2018	$1,581,415	$1,614,326	$1,464,077
12/31/2018	$1,307,815	$1,396,073	$1,292,426
3/31/2019	$1,475,577	$1,586,607	$1,446,666
6/30/2019	$1,523,072	$1,654,892	$1,502,283
9/30/2019	$1,491,664	$1,682,997	$1,522,648
12/31/2019	$1,660,701	$1,835,645	$1,635,449
3/31/2020	$1,155,596	$1,475,895	$1,198,294
6/30/2020	$1,421,441	$1,779,092	$1,369,537
9/30/2020	$1,509,294	$1,937,955	$1,446,133
12/31/2020	$1,874,883	$2,173,381	$1,681,171
3/31/2021	$2,167,521	$2,307,587	$1,870,386
6/30/2021	$2,362,128	$2,504,858	$1,967,799
9/30/2021	$2,407,501	$2,519,438	$1,952,451
12/31/2021	$2,523,293	$2,797,259	$2,104,160
3/31/2022	$2,458,701	$2,668,627	$2,088,639
6/30/2022	$2,022,658	$2,238,948	$1,833,601
9/30/2022	$1,985,809	$2,129,629	$1,730,599
12/31/2022	$2,191,736	$2,290,651	$1,945,551
3/31/2023	$2,370,933	$2,462,384	$1,965,126
6/30/2023	$2,577,567	$2,677,648	$2,045,196
9/30/2023	$2,545,843	$2,589,998	$1,980,467
12/31/2023	$2,876,771	$2,892,809	$2,168,564
3/31/2024	$3,174,368	$3,198,172	$2,363,423
6/30/2024	$3,049,989	$3,335,175	$2,312,231
9/30/2024	$3,277,474	$3,531,502	$2,530,272
12/31/2024	$3,346,543	$3,616,582	$2,480,150
3/31/2025	$3,387,016	$3,462,075	$2,533,120
6/30/2025	$3,537,252	$3,840,909	$2,629,052
9/30/2025	$3,652,513	$4,152,965	$2,769,174

Average Annual Return [Table Text Block]
Class	1 Year	5 Years	10 Years
R6 Class	11.44%	19.35%	13.92%
S&P 500 Index	17.60%	16.47%	15.30%
Russell 1000 Value Index	9.44%	13.88%	10.72%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]		To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.
AssetsNet		$ 24,745,741,575
Holdings Count | Holding		57
Advisory Fees Paid, Amount		$ 141,669,102
InvestmentCompanyPortfolioTurnover		63.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$24,745,741,575
# of Portfolio Holdings	57
Portfolio Turnover Rate	63%
Total Advisory Fees Paid	$141,669,102

Holdings [Text Block]

Sector allocation

Financials	36.9%
Energy	11.8%
Health Care	10.0%
Communication Services	9.6%
Consumer Discretionary	9.1%
Industrials	8.6%
Information Technology	3.6%
Consumer Staples	3.1%
Materials	1.6%
Real Estate	1.4%
Short Term Investments & Other, Net	4.3%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Alphabet, Inc., Class A	3.5%
Citigroup, Inc.	3.4%
Charles Schwab Corp.	3.0%
Phillips 66	3.0%
Willis Towers Watson PLC	2.7%
ConocoPhillips	2.5%
General Motors Co.	2.5%
Warner Bros Discovery, Inc.	2.5%
Intercontinental Exchange, Inc.	2.5%
Bank of America Corp.	2.4%

Material Fund Change [Text Block]
C000007556
Shareholder Report [Line Items]
Fund Name		Oakmark Select Fund
Class Name		Investor Class
Trading Symbol		OAKLX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Oakmark Select Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number		1-800 OAKMARK (625-6275)
Additional Information Website		oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$106	1.00%

Expenses Paid, Amount		$ 106
Expense Ratio, Percent		1.00%
Performance Past Does Not Indicate Future [Text]		Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Investor Class	S&P 500 Index	Russell 1000 Value Index
10/1/2015	$10,000	$10,000	$10,000
12/31/2015	$10,690	$10,704	$10,564
3/31/2016	$10,096	$10,849	$10,737
6/30/2016	$10,366	$11,115	$11,229
9/30/2016	$11,176	$11,543	$11,620
12/31/2016	$12,327	$11,984	$12,395
3/31/2017	$12,697	$12,711	$12,800
6/30/2017	$12,935	$13,104	$12,973
9/30/2017	$13,702	$13,691	$13,377
12/31/2017	$14,265	$14,601	$14,089
3/31/2018	$13,710	$14,490	$13,690
6/30/2018	$13,653	$14,988	$13,851
9/30/2018	$13,692	$16,143	$14,641
12/31/2018	$10,717	$13,961	$12,924
3/31/2019	$12,160	$15,866	$14,467
6/30/2019	$12,711	$16,549	$15,023
9/30/2019	$12,276	$16,830	$15,226
12/31/2019	$13,684	$18,356	$16,354
3/31/2020	$9,232	$14,759	$11,983
6/30/2020	$11,379	$17,791	$13,695
9/30/2020	$11,975	$19,380	$14,461
12/31/2020	$15,156	$21,734	$16,812
3/31/2021	$17,594	$23,076	$18,704
6/30/2021	$18,994	$25,049	$19,678
9/30/2021	$19,640	$25,194	$19,525
12/31/2021	$20,316	$27,973	$21,042
3/31/2022	$19,083	$26,686	$20,886
6/30/2022	$15,946	$22,389	$18,336
9/30/2022	$14,998	$21,296	$17,306
12/31/2022	$15,697	$22,907	$19,456
3/31/2023	$17,410	$24,624	$19,651
6/30/2023	$19,570	$26,776	$20,452
9/30/2023	$19,586	$25,900	$19,805
12/31/2023	$22,447	$28,928	$21,686
3/31/2024	$23,844	$31,982	$23,634
6/30/2024	$22,368	$33,352	$23,122
9/30/2024	$24,172	$35,315	$25,303
12/31/2024	$25,624	$36,166	$24,801
3/31/2025	$25,330	$34,621	$25,331
6/30/2025	$26,389	$38,409	$26,291
9/30/2025	$27,006	$41,530	$27,692

Average Annual Return [Table Text Block]
Class	1 Year	5 Years	10 Years
Investor Class	11.72%	17.66%	10.44%
S&P 500 Index	17.60%	16.47%	15.30%
Russell 1000 Value Index	9.44%	13.88%	10.72%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]		To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.
AssetsNet		$ 7,529,801,857
Holdings Count | Holding		27
Advisory Fees Paid, Amount		$ 50,541,456
InvestmentCompanyPortfolioTurnover		58.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$7,529,801,857
# of Portfolio Holdings	27
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$50,541,456

Holdings [Text Block]

Sector allocation

Financials	21.5%
Health Care	15.6%
Communication Services	12.5%
Energy	12.4%
Consumer Discretionary	10.7%
Industrials	10.4%
Information Technology	4.8%
Consumer Staples	4.0%
Real Estate	3.5%
Short Term Investments & Other, Net	4.6%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

IQVIA Holdings, Inc.	6.7%
Warner Bros. Discovery, Inc.	5.8%
Phillips 66	5.8%
First Citizens BancShares, Inc., Class A	5.5%
Lithia Motors, Inc.	5.5%
Airbnb, Inc., Class A	5.2%
Alphabet, Inc., Class A	5.1%
Salesforce, Inc.	4.8%
Equifax, Inc.	4.3%
Charles Schwab Corp.	4.3%

Material Fund Change [Text Block]
C000174797
Shareholder Report [Line Items]
Fund Name		Oakmark Select Fund
Class Name		Advisor
Trading Symbol		OAYLX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Oakmark Select Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number		1-800 OAKMARK (625-6275)
Additional Information Website		oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$92	0.87%

Expenses Paid, Amount		$ 92
Expense Ratio, Percent		0.87%
Performance Past Does Not Indicate Future [Text]		Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Advisor Class	S&P 500 Index	Russell 1000 Value Index
10/1/2015	$100,000	$100,000	$100,000
12/31/2015	$106,904	$107,043	$105,635
3/31/2016	$100,960	$108,485	$107,366
6/30/2016	$103,659	$111,149	$112,287
9/30/2016	$111,757	$115,430	$116,195
12/31/2016	$123,302	$119,845	$123,953
3/31/2017	$127,054	$127,115	$128,004
6/30/2017	$129,460	$131,040	$129,726
9/30/2017	$137,193	$136,911	$133,767
12/31/2017	$142,874	$146,009	$140,890
3/31/2018	$137,369	$144,900	$136,898
6/30/2018	$136,861	$149,876	$138,508
9/30/2018	$137,310	$161,433	$146,408
12/31/2018	$107,537	$139,607	$129,243
3/31/2019	$122,029	$158,661	$144,667
6/30/2019	$127,593	$165,489	$150,228
9/30/2019	$123,255	$168,300	$152,265
12/31/2019	$137,457	$183,564	$163,545
3/31/2020	$92,769	$147,590	$119,829
6/30/2020	$114,384	$177,909	$136,954
9/30/2020	$120,406	$193,796	$144,613
12/31/2020	$152,442	$217,338	$168,117
3/31/2021	$176,970	$230,759	$187,039
6/30/2021	$191,141	$250,486	$196,780
9/30/2021	$197,686	$251,944	$195,245
12/31/2021	$204,578	$279,726	$210,416
3/31/2022	$192,230	$266,863	$208,864
6/30/2022	$160,676	$223,895	$183,360
9/30/2022	$151,136	$212,963	$173,060
12/31/2022	$158,244	$229,065	$194,555
3/31/2023	$175,584	$246,238	$196,513
6/30/2023	$197,444	$267,765	$204,520
9/30/2023	$197,637	$259,000	$198,047
12/31/2023	$226,582	$289,281	$216,856
3/31/2024	$240,741	$319,817	$236,342
6/30/2024	$225,937	$333,517	$231,223
9/30/2024	$244,192	$353,150	$253,027
12/31/2024	$258,971	$361,658	$248,015
3/31/2025	$256,057	$346,208	$253,312
6/30/2025	$266,842	$384,091	$262,905
9/30/2025	$273,190	$415,296	$276,917

Average Annual Return [Table Text Block]
Class	1 Year	5 Years	10 Years
Advisor Class	11.87%	17.80%	10.57%
S&P 500 Index	17.60%	16.47%	15.30%
Russell 1000 Value Index	9.44%	13.88%	10.72%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]		To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.
AssetsNet		$ 7,529,801,857
Holdings Count | Holding		27
Advisory Fees Paid, Amount		$ 50,541,456
InvestmentCompanyPortfolioTurnover		58.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$7,529,801,857
# of Portfolio Holdings	27
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$50,541,456

Holdings [Text Block]

Sector allocation

Financials	21.5%
Health Care	15.6%
Communication Services	12.5%
Energy	12.4%
Consumer Discretionary	10.7%
Industrials	10.4%
Information Technology	4.8%
Consumer Staples	4.0%
Real Estate	3.5%
Short Term Investments & Other, Net	4.6%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

IQVIA Holdings, Inc.	6.7%
Warner Bros. Discovery, Inc.	5.8%
Phillips 66	5.8%
First Citizens BancShares, Inc., Class A	5.5%
Lithia Motors, Inc.	5.5%
Airbnb, Inc., Class A	5.2%
Alphabet, Inc., Class A	5.1%
Salesforce, Inc.	4.8%
Equifax, Inc.	4.3%
Charles Schwab Corp.	4.3%

Material Fund Change [Text Block]
C000174798
Shareholder Report [Line Items]
Fund Name		Oakmark Select Fund
Class Name		Institutional
Trading Symbol		OANLX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Oakmark Select Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number		1-800 OAKMARK (625-6275)
Additional Information Website		oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$81	0.76%

Expenses Paid, Amount		$ 81
Expense Ratio, Percent		0.76%
Performance Past Does Not Indicate Future [Text]		Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Institutional Class	S&P 500 Index	Russell 1000 Value Index
10/1/2015	$250,000	$250,000	$250,000
12/31/2015	$267,260	$267,606	$264,088
3/31/2016	$252,401	$271,213	$268,415
6/30/2016	$259,148	$277,872	$280,716
9/30/2016	$279,392	$288,576	$290,488
12/31/2016	$308,255	$299,612	$309,882
3/31/2017	$317,635	$317,787	$320,011
6/30/2017	$323,650	$327,600	$324,314
9/30/2017	$343,054	$342,278	$334,417
12/31/2017	$357,309	$365,022	$352,225
3/31/2018	$343,546	$362,251	$342,246
6/30/2018	$342,274	$374,690	$346,270
9/30/2018	$343,396	$403,582	$366,019
12/31/2018	$268,978	$349,018	$323,106
3/31/2019	$305,303	$396,652	$361,667
6/30/2019	$319,220	$413,723	$375,571
9/30/2019	$308,448	$420,749	$380,662
12/31/2019	$343,951	$458,911	$408,862
3/31/2020	$232,129	$368,974	$299,574
6/30/2020	$286,295	$444,773	$342,384
9/30/2020	$301,443	$484,489	$361,533
12/31/2020	$381,705	$543,345	$420,293
3/31/2021	$443,334	$576,897	$467,597
6/30/2021	$478,960	$626,215	$491,950
9/30/2021	$495,421	$629,859	$488,113
12/31/2021	$512,797	$699,315	$526,040
3/31/2022	$481,946	$667,157	$522,160
6/30/2022	$402,980	$559,737	$458,400
9/30/2022	$379,083	$532,407	$432,650
12/31/2022	$397,055	$572,663	$486,388
3/31/2023	$440,610	$615,596	$491,281
6/30/2023	$495,495	$669,412	$511,299
9/30/2023	$496,218	$647,499	$495,117
12/31/2023	$568,943	$723,202	$542,141
3/31/2024	$604,715	$799,543	$590,856
6/30/2024	$567,648	$833,794	$578,058
9/30/2024	$613,779	$882,876	$632,568
12/31/2024	$651,072	$904,145	$620,037
3/31/2025	$643,914	$865,519	$633,280
6/30/2025	$671,164	$960,227	$657,263
9/30/2025	$687,351	$1,038,241	$692,294

Average Annual Return [Table Text Block]
Class	1 Year	5 Years	10 Years
Institutional Class	11.99%	17.92%	10.64%
S&P 500 Index	17.60%	16.47%	15.30%
Russell 1000 Value Index	9.44%	13.88%	10.72%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]		To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.
AssetsNet		$ 7,529,801,857
Holdings Count | Holding		27
Advisory Fees Paid, Amount		$ 50,541,456
InvestmentCompanyPortfolioTurnover		58.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$7,529,801,857
# of Portfolio Holdings	27
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$50,541,456

Holdings [Text Block]

Sector allocation

Financials	21.5%
Health Care	15.6%
Communication Services	12.5%
Energy	12.4%
Consumer Discretionary	10.7%
Industrials	10.4%
Information Technology	4.8%
Consumer Staples	4.0%
Real Estate	3.5%
Short Term Investments & Other, Net	4.6%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

IQVIA Holdings, Inc.	6.7%
Warner Bros. Discovery, Inc.	5.8%
Phillips 66	5.8%
First Citizens BancShares, Inc., Class A	5.5%
Lithia Motors, Inc.	5.5%
Airbnb, Inc., Class A	5.2%
Alphabet, Inc., Class A	5.1%
Salesforce, Inc.	4.8%
Equifax, Inc.	4.3%
Charles Schwab Corp.	4.3%

Material Fund Change [Text Block]
C000225885
Shareholder Report [Line Items]
Fund Name		Oakmark Select Fund
Class Name		R6
Trading Symbol		OAZLX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Oakmark Select Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number		1-800 OAKMARK (625-6275)
Additional Information Website		oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$77	0.73%

Expenses Paid, Amount		$ 77
Expense Ratio, Percent		0.73%
Performance Past Does Not Indicate Future [Text]		Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	R6 Class	S&P 500 Index	Russell 1000 Value Index
12/31/2015	$1,065,274	$1,070,426	$1,056,352
3/31/2016	$1,006,047	$1,084,853	$1,073,659
6/30/2016	$1,032,944	$1,111,489	$1,122,866
9/30/2016	$1,113,634	$1,154,304	$1,161,951
12/31/2016	$1,228,392	$1,198,448	$1,239,529
3/31/2017	$1,265,209	$1,271,147	$1,280,044
6/30/2017	$1,288,898	$1,310,402	$1,297,255
9/30/2017	$1,365,387	$1,369,114	$1,337,667
12/31/2017	$1,421,502	$1,460,087	$1,408,901
3/31/2018	$1,366,142	$1,449,003	$1,368,984
6/30/2018	$1,360,487	$1,498,760	$1,385,078
9/30/2018	$1,364,356	$1,614,326	$1,464,077
12/31/2018	$1,067,880	$1,396,073	$1,292,426
3/31/2019	$1,211,741	$1,586,607	$1,446,666
6/30/2019	$1,266,664	$1,654,892	$1,502,283
9/30/2019	$1,223,287	$1,682,997	$1,522,648
12/31/2019	$1,363,582	$1,835,645	$1,635,449
3/31/2020	$919,947	$1,475,895	$1,198,294
6/30/2020	$1,133,910	$1,779,092	$1,369,537
9/30/2020	$1,193,292	$1,937,955	$1,446,133
12/31/2020	$1,510,646	$2,173,381	$1,681,171
3/31/2021	$1,754,553	$2,307,587	$1,870,386
6/30/2021	$1,895,231	$2,504,858	$1,967,799
9/30/2021	$1,960,693	$2,519,438	$1,952,451
12/31/2021	$2,029,514	$2,797,259	$2,104,160
3/31/2022	$1,907,395	$2,668,627	$2,088,639
6/30/2022	$1,595,138	$2,238,948	$1,833,601
9/30/2022	$1,501,176	$2,129,629	$1,730,599
12/31/2022	$1,572,348	$2,290,651	$1,945,551
3/31/2023	$1,745,179	$2,462,384	$1,965,126
6/30/2023	$1,962,889	$2,677,648	$2,045,196
9/30/2023	$1,965,435	$2,589,998	$1,980,467
12/31/2023	$2,254,266	$2,892,809	$2,168,564
3/31/2024	$2,395,999	$3,198,172	$2,363,423
6/30/2024	$2,249,456	$3,335,175	$2,312,231
9/30/2024	$2,432,234	$3,531,502	$2,530,272
12/31/2024	$2,580,386	$3,616,582	$2,480,150
3/31/2025	$2,552,016	$3,462,075	$2,533,120
6/30/2025	$2,660,338	$3,840,909	$2,629,052
9/30/2025	$2,724,815	$4,152,965	$2,769,174

Average Annual Return [Table Text Block]
Class	1 Year	5 Years	10 Years
R6 Class	12.03%	17.96%	10.66%
S&P 500 Index	17.60%	16.47%	15.30%
Russell 1000 Value Index	9.44%	13.88%	10.72%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]		To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.
AssetsNet		$ 7,529,801,857
Holdings Count | Holding		27
Advisory Fees Paid, Amount		$ 50,541,456
InvestmentCompanyPortfolioTurnover		58.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$7,529,801,857
# of Portfolio Holdings	27
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$50,541,456

Holdings [Text Block]

Sector allocation

Financials	21.5%
Health Care	15.6%
Communication Services	12.5%
Energy	12.4%
Consumer Discretionary	10.7%
Industrials	10.4%
Information Technology	4.8%
Consumer Staples	4.0%
Real Estate	3.5%
Short Term Investments & Other, Net	4.6%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

IQVIA Holdings, Inc.	6.7%
Warner Bros. Discovery, Inc.	5.8%
Phillips 66	5.8%
First Citizens BancShares, Inc., Class A	5.5%
Lithia Motors, Inc.	5.5%
Airbnb, Inc., Class A	5.2%
Alphabet, Inc., Class A	5.1%
Salesforce, Inc.	4.8%
Equifax, Inc.	4.3%
Charles Schwab Corp.	4.3%

Material Fund Change [Text Block]
C000007560
Shareholder Report [Line Items]
Fund Name		Oakmark Global Fund
Class Name		Investor Class
Trading Symbol		OAKGX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Oakmark Global Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number		1-800 OAKMARK (625-6275)
Additional Information Website		oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$116	1.11%

Expenses Paid, Amount		$ 116
Expense Ratio, Percent		1.11%
Performance Past Does Not Indicate Future [Text]		Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Investor Class	MSCI World Index (Net)
10/1/2015	$10,000	$10,000
12/31/2015	$10,585	$10,550
3/31/2016	$9,816	$10,513
6/30/2016	$9,457	$10,619
9/30/2016	$10,293	$11,136
12/31/2016	$11,078	$11,342
3/31/2017	$11,919	$12,066
6/30/2017	$12,432	$12,551
9/30/2017	$13,550	$13,159
12/31/2017	$14,078	$13,883
3/31/2018	$13,717	$13,705
6/30/2018	$13,674	$13,943
9/30/2018	$13,687	$14,637
12/31/2018	$11,408	$12,674
3/31/2019	$12,844	$14,255
6/30/2019	$13,397	$14,826
9/30/2019	$13,348	$14,905
12/31/2019	$14,785	$16,180
3/31/2020	$9,630	$12,774
6/30/2020	$11,644	$15,247
9/30/2020	$12,449	$16,456
12/31/2020	$16,116	$18,754
3/31/2021	$17,896	$19,677
6/30/2021	$19,056	$21,200
9/30/2021	$18,420	$21,199
12/31/2021	$19,146	$22,845
3/31/2022	$18,087	$21,668
6/30/2022	$15,471	$18,161
9/30/2022	$13,678	$17,037
12/31/2022	$15,921	$18,701
3/31/2023	$17,600	$20,146
6/30/2023	$18,350	$21,522
9/30/2023	$17,355	$20,777
12/31/2023	$18,667	$23,149
3/31/2024	$19,479	$25,205
6/30/2024	$18,893	$25,868
9/30/2024	$20,315	$27,514
12/31/2024	$19,140	$27,471
3/31/2025	$19,979	$26,979
6/30/2025	$21,171	$30,074
9/30/2025	$22,039	$32,260

Average Annual Return [Table Text Block]
Class	1 Year	5 Years	10 Years
Investor Class	8.49%	12.10%	8.22%
MSCI World Index (Net)	17.25%	14.41%	12.43%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]		To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.
AssetsNet		$ 1,119,908,008
Holdings Count | Holding		51
Advisory Fees Paid, Amount		$ 8,772,816
InvestmentCompanyPortfolioTurnover		68.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$1,119,908,008
# of Portfolio Holdings	51
Portfolio Turnover Rate	68%
Total Advisory Fees Paid	$8,772,816

Holdings [Text Block]

Geographic allocation

United States	50.2%
France	10.4%
Germany	9.0%
Switzerland	6.6%
United Kingdom	5.7%
Netherlands	4.7%
Ireland	3.9%
Denmark	2.6%
China	2.4%
South Korea	2.3%
Other	1.8%
Other Assets and Liabilities, Net	0.4%
Total	100.0%

Sector allocation

Consumer Discretionary	19.4%
Financials	18.5%
Health Care	16.1%
Industrials	12.5%
Information Technology	10.4%
Consumer Staples	8.0%
Materials	4.8%
Communication Services	4.1%
Energy	3.5%
Short Term Investments & Other, Net	2.7%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

IQVIA Holdings, Inc.	3.6%
Sysco Corp.	3.4%
Becton Dickinson & Co.	3.2%
Kering SA	3.0%
Willis Towers Watson PLC	2.8%
DSV AS	2.6%
Akzo Nobel NV	2.6%
CNH Industrial NV	2.6%
Envista Holdings Corp.	2.6%
adidas AG	2.5%

Material Fund Change [Text Block]
C000174801
Shareholder Report [Line Items]
Fund Name		Oakmark Global Fund
Class Name		Advisor
Trading Symbol		OAYGX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Oakmark Global Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number		1-800 OAKMARK (625-6275)
Additional Information Website		oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$96	0.92%

Expenses Paid, Amount		$ 96
Expense Ratio, Percent		0.92%
Performance Past Does Not Indicate Future [Text]		Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Advisor Class	MSCI World Index (Net)
10/1/2015	$100,000	$100,000
12/31/2015	$105,854	$105,500
3/31/2016	$98,162	$105,131
6/30/2016	$94,570	$106,191
9/30/2016	$102,926	$111,358
12/31/2016	$110,820	$113,423
3/31/2017	$119,269	$120,655
6/30/2017	$124,480	$125,513
9/30/2017	$135,653	$131,586
12/31/2017	$141,012	$138,831
3/31/2018	$137,394	$137,052
6/30/2018	$137,011	$139,429
9/30/2018	$137,139	$146,373
12/31/2018	$114,367	$126,736
3/31/2019	$128,815	$142,553
6/30/2019	$134,361	$148,256
9/30/2019	$133,923	$149,048
12/31/2019	$148,427	$161,804
3/31/2020	$96,660	$127,742
6/30/2020	$116,982	$152,471
9/30/2020	$125,071	$164,560
12/31/2020	$161,998	$187,535
3/31/2021	$179,947	$196,765
6/30/2021	$191,711	$212,003
9/30/2021	$185,423	$211,988
12/31/2021	$192,784	$228,450
3/31/2022	$182,219	$216,678
6/30/2022	$155,917	$181,606
9/30/2022	$137,901	$170,369
12/31/2022	$160,607	$187,006
3/31/2023	$177,673	$201,463
6/30/2023	$185,308	$215,222
9/30/2023	$175,371	$207,771
12/31/2023	$188,707	$231,489
3/31/2024	$197,044	$252,047
6/30/2024	$191,173	$258,680
9/30/2024	$205,675	$275,144
12/31/2024	$193,866	$274,710
3/31/2025	$202,435	$269,787
6/30/2025	$214,633	$300,736
9/30/2025	$223,499	$322,601

Average Annual Return [Table Text Block]
Class	1 Year	5 Years	10 Years
Advisor Class	8.67%	12.31%	8.37%
MSCI World Index (Net)	17.25%	14.41%	12.43%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]		To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.
AssetsNet		$ 1,119,908,008
Holdings Count | Holding		51
Advisory Fees Paid, Amount		$ 8,772,816
InvestmentCompanyPortfolioTurnover		68.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$1,119,908,008
# of Portfolio Holdings	51
Portfolio Turnover Rate	68%
Total Advisory Fees Paid	$8,772,816

Holdings [Text Block]

Geographic allocation

United States	50.2%
France	10.4%
Germany	9.0%
Switzerland	6.6%
United Kingdom	5.7%
Netherlands	4.7%
Ireland	3.9%
Denmark	2.6%
China	2.4%
South Korea	2.3%
Other	1.8%
Other Assets and Liabilities, Net	0.4%
Total	100.0%

Sector allocation

Consumer Discretionary	19.4%
Financials	18.5%
Health Care	16.1%
Industrials	12.5%
Information Technology	10.4%
Consumer Staples	8.0%
Materials	4.8%
Communication Services	4.1%
Energy	3.5%
Short Term Investments & Other, Net	2.7%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

IQVIA Holdings, Inc.	3.6%
Sysco Corp.	3.4%
Becton Dickinson & Co.	3.2%
Kering SA	3.0%
Willis Towers Watson PLC	2.8%
DSV AS	2.6%
Akzo Nobel NV	2.6%
CNH Industrial NV	2.6%
Envista Holdings Corp.	2.6%
adidas AG	2.5%

Material Fund Change [Text Block]
C000174802
Shareholder Report [Line Items]
Fund Name		Oakmark Global Fund
Class Name		Institutional
Trading Symbol		OANGX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Oakmark Global Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number		1-800 OAKMARK (625-6275)
Additional Information Website		oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$92	0.88%

Expenses Paid, Amount		$ 92
Expense Ratio, Percent		0.88%
Performance Past Does Not Indicate Future [Text]		Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Institutional Class	MSCI World Index (Net)
10/1/2015	$250,000	$250,000
12/31/2015	$264,636	$263,750
3/31/2016	$245,406	$262,827
6/30/2016	$236,425	$265,477
9/30/2016	$257,315	$278,394
12/31/2016	$277,050	$283,559
3/31/2017	$298,172	$301,638
6/30/2017	$311,299	$313,783
9/30/2017	$339,330	$328,966
12/31/2017	$352,794	$347,076
3/31/2018	$343,852	$342,630
6/30/2018	$342,894	$348,573
9/30/2018	$343,320	$365,934
12/31/2018	$286,346	$316,841
3/31/2019	$322,519	$356,382
6/30/2019	$336,526	$370,640
9/30/2019	$335,430	$372,621
12/31/2019	$371,769	$404,511
3/31/2020	$242,232	$319,355
6/30/2020	$293,135	$381,178
9/30/2020	$313,395	$411,401
12/31/2020	$405,962	$468,838
3/31/2021	$451,069	$491,913
6/30/2021	$480,547	$530,006
9/30/2021	$464,791	$529,970
12/31/2021	$483,347	$571,126
3/31/2022	$456,858	$541,696
6/30/2022	$390,916	$454,014
9/30/2022	$345,746	$425,921
12/31/2022	$402,663	$467,515
3/31/2023	$445,463	$503,657
6/30/2023	$464,752	$538,054
9/30/2023	$439,832	$519,428
12/31/2023	$473,319	$578,723
3/31/2024	$494,238	$630,117
6/30/2024	$479,654	$646,699
9/30/2024	$516,040	$687,860
12/31/2024	$486,454	$686,776
3/31/2025	$507,961	$674,467
6/30/2025	$538,579	$751,841
9/30/2025	$560,983	$806,502

Average Annual Return [Table Text Block]
Class	1 Year	5 Years	10 Years
Institutional Class	8.71%	12.35%	8.42%
MSCI World Index (Net)	17.25%	14.41%	12.43%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]		To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.
AssetsNet		$ 1,119,908,008
Holdings Count | Holding		51
Advisory Fees Paid, Amount		$ 8,772,816
InvestmentCompanyPortfolioTurnover		68.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$1,119,908,008
# of Portfolio Holdings	51
Portfolio Turnover Rate	68%
Total Advisory Fees Paid	$8,772,816

Holdings [Text Block]

Geographic allocation

United States	50.2%
France	10.4%
Germany	9.0%
Switzerland	6.6%
United Kingdom	5.7%
Netherlands	4.7%
Ireland	3.9%
Denmark	2.6%
China	2.4%
South Korea	2.3%
Other	1.8%
Other Assets and Liabilities, Net	0.4%
Total	100.0%

Sector allocation

Consumer Discretionary	19.4%
Financials	18.5%
Health Care	16.1%
Industrials	12.5%
Information Technology	10.4%
Consumer Staples	8.0%
Materials	4.8%
Communication Services	4.1%
Energy	3.5%
Short Term Investments & Other, Net	2.7%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

IQVIA Holdings, Inc.	3.6%
Sysco Corp.	3.4%
Becton Dickinson & Co.	3.2%
Kering SA	3.0%
Willis Towers Watson PLC	2.8%
DSV AS	2.6%
Akzo Nobel NV	2.6%
CNH Industrial NV	2.6%
Envista Holdings Corp.	2.6%
adidas AG	2.5%

Material Fund Change [Text Block]
C000225887
Shareholder Report [Line Items]
Fund Name		Oakmark Global Fund
Class Name		R6
Trading Symbol		OAZGX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Oakmark Global Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number		1-800 OAKMARK (625-6275)
Additional Information Website		oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$89	0.85%

Expenses Paid, Amount		$ 89
Expense Ratio, Percent		0.85%
Performance Past Does Not Indicate Future [Text]		Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	R6 Class	MSCI World Index (Net)
12/31/2015	$1,053,746	$1,054,998
3/31/2016	$977,173	$1,051,309
6/30/2016	$941,414	$1,061,909
9/30/2016	$1,024,594	$1,113,577
12/31/2016	$1,102,785	$1,134,234
3/31/2017	$1,186,496	$1,206,553
6/30/2017	$1,237,587	$1,255,130
9/30/2017	$1,348,809	$1,315,863
12/31/2017	$1,401,433	$1,388,306
3/31/2018	$1,365,477	$1,370,520
6/30/2018	$1,361,247	$1,394,291
9/30/2018	$1,362,516	$1,463,735
12/31/2018	$1,135,624	$1,267,364
3/31/2019	$1,278,542	$1,425,528
6/30/2019	$1,333,585	$1,482,558
9/30/2019	$1,328,757	$1,490,485
12/31/2019	$1,471,805	$1,618,044
3/31/2020	$958,653	$1,277,419
6/30/2020	$1,159,103	$1,524,712
9/30/2020	$1,239,283	$1,645,603
12/31/2020	$1,604,794	$1,875,354
3/31/2021	$1,782,602	$1,967,652
6/30/2021	$1,899,634	$2,120,026
9/30/2021	$1,837,351	$2,119,879
12/31/2021	$1,910,503	$2,284,504
3/31/2022	$1,805,773	$2,166,784
6/30/2022	$1,545,600	$1,816,057
9/30/2022	$1,367,559	$1,703,686
12/31/2022	$1,592,474	$1,870,059
3/31/2023	$1,761,744	$2,014,628
6/30/2023	$1,838,027	$2,152,217
9/30/2023	$1,738,915	$2,077,712
12/31/2023	$1,871,347	$2,314,892
3/31/2024	$1,954,686	$2,520,469
6/30/2024	$1,896,407	$2,586,797
9/30/2024	$2,040,939	$2,751,441
12/31/2024	$1,923,924	$2,747,104
3/31/2025	$2,009,628	$2,697,869
6/30/2025	$2,130,797	$3,007,364
9/30/2025	$2,220,048	$3,226,008

Average Annual Return [Table Text Block]
Class	1 Year	5 Years	10 Years
R6 Class	8.78%	12.37%	8.43%
MSCI World Index (Net)	17.25%	14.41%	12.43%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]		To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.
AssetsNet		$ 1,119,908,008
Holdings Count | Holding		51
Advisory Fees Paid, Amount		$ 8,772,816
InvestmentCompanyPortfolioTurnover		68.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$1,119,908,008
# of Portfolio Holdings	51
Portfolio Turnover Rate	68%
Total Advisory Fees Paid	$8,772,816

Holdings [Text Block]

Geographic allocation

United States	50.2%
France	10.4%
Germany	9.0%
Switzerland	6.6%
United Kingdom	5.7%
Netherlands	4.7%
Ireland	3.9%
Denmark	2.6%
China	2.4%
South Korea	2.3%
Other	1.8%
Other Assets and Liabilities, Net	0.4%
Total	100.0%

Sector allocation

Consumer Discretionary	19.4%
Financials	18.5%
Health Care	16.1%
Industrials	12.5%
Information Technology	10.4%
Consumer Staples	8.0%
Materials	4.8%
Communication Services	4.1%
Energy	3.5%
Short Term Investments & Other, Net	2.7%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

IQVIA Holdings, Inc.	3.6%
Sysco Corp.	3.4%
Becton Dickinson & Co.	3.2%
Kering SA	3.0%
Willis Towers Watson PLC	2.8%
DSV AS	2.6%
Akzo Nobel NV	2.6%
CNH Industrial NV	2.6%
Envista Holdings Corp.	2.6%
adidas AG	2.5%

Material Fund Change [Text Block]
C000007558
Shareholder Report [Line Items]
Fund Name		Oakmark Equity and Income Fund
Class Name		Investor Class
Trading Symbol		OAKBX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Oakmark Equity and Income Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number		1-800 OAKMARK (625-6275)
Additional Information Website		oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$88	0.85%

Expenses Paid, Amount		$ 88
Expense Ratio, Percent		0.85%
Performance Past Does Not Indicate Future [Text]		Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Investor Class	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Index
10/1/2015	$10,000	$10,000	$10,000	$10,000
12/31/2015	$10,155	$10,704	$9,943	$10,401
3/31/2016	$10,233	$10,849	$10,244	$10,621
6/30/2016	$10,190	$11,115	$10,471	$10,872
9/30/2016	$10,734	$11,543	$10,519	$11,143
12/31/2016	$11,268	$11,984	$10,206	$11,265
3/31/2017	$11,735	$12,711	$10,290	$11,710
6/30/2017	$11,935	$13,104	$10,438	$11,995
9/30/2017	$12,376	$13,691	$10,527	$12,357
12/31/2017	$12,898	$14,601	$10,568	$12,866
3/31/2018	$12,690	$14,490	$10,413	$12,742
6/30/2018	$12,718	$14,988	$10,397	$12,995
9/30/2018	$13,030	$16,143	$10,399	$13,592
12/31/2018	$11,824	$13,961	$10,569	$12,564
3/31/2019	$12,862	$15,866	$10,880	$13,734
6/30/2019	$13,306	$16,549	$11,215	$14,277
9/30/2019	$13,328	$16,830	$11,470	$14,557
12/31/2019	$14,106	$18,356	$11,490	$15,351
3/31/2020	$10,999	$14,759	$11,852	$13,680
6/30/2020	$12,608	$17,791	$12,195	$15,502
9/30/2020	$13,208	$19,380	$12,271	$16,376
12/31/2020	$15,331	$21,734	$12,353	$17,612
3/31/2021	$16,903	$23,076	$11,936	$18,018
6/30/2021	$17,919	$25,049	$12,155	$19,070
9/30/2021	$17,989	$25,194	$12,161	$19,146
12/31/2021	$18,635	$27,973	$12,162	$20,404
3/31/2022	$17,939	$26,686	$11,441	$19,369
6/30/2022	$15,776	$22,389	$10,904	$17,117
9/30/2022	$15,140	$21,296	$10,385	$16,304
12/31/2022	$16,228	$22,907	$10,580	$17,183
3/31/2023	$16,757	$24,624	$10,893	$18,158
6/30/2023	$17,650	$26,776	$10,801	$19,041
9/30/2023	$17,320	$25,900	$10,452	$18,425
12/31/2023	$19,042	$28,928	$11,165	$20,219
3/31/2024	$19,978	$31,982	$11,078	$21,421
6/30/2024	$19,540	$33,352	$11,086	$21,978
9/30/2024	$20,745	$35,315	$11,662	$23,211
12/31/2024	$20,703	$36,166	$11,304	$23,261
3/31/2025	$20,893	$34,621	$11,619	$22,924
6/30/2025	$21,633	$38,409	$11,759	$24,532
9/30/2025	$22,261	$41,530	$11,998	$25,921

Average Annual Return [Table Text Block]
Class	1 Year	5 Years	10 Years
Investor Class	7.31%	11.00%	8.33%
S&P 500 Index	17.60%	16.47%	15.30%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%
60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Index	11.67%	9.62%	9.99%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]		To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.
AssetsNet		$ 6,240,296,023
Holdings Count | Holding		252
Advisory Fees Paid, Amount		$ 33,430,813
InvestmentCompanyPortfolioTurnover		69.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$6,240,296,023
# of Portfolio Holdings	252
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$33,430,813

Holdings [Text Block]

Asset allocation

Common Stocks	59.6%
Corporate Bonds	18.0%
Mortgage-Backed Securities	7.0%
Government and Agency Securities	5.2%
Collateralized Mortgage Obligations	5.2%
Asset Backed Securities	1.9%
Bank Loans	1.6%
Short-Term Investments	1.3%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

Sector allocation

Financials	37.7%
Consumer Discretionary	14.5%
Industrials	8.9%
Health Care	8.5%
Communication Services	6.9%
Energy	6.6%
U.S. Government	5.2%
Information Technology	4.0%
Consumer Staples	2.5%
Materials	2.3%
Real Estate	1.1%
Utilities	0.3%
Short Term Investments & Other, Net	1.5%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Alphabet, Inc., Class A	2.8%
Phillips 66	2.3%
TE Connectivity PLC	2.0%
Amazon.com, Inc.	1.9%
Reinsurance Group of America, Inc.	1.8%
Capital One Financial Corp.	1.8%
Willis Towers Watson PLC	1.7%
ConocoPhillips	1.7%
Bank of America Corp.	1.7%
Charles Schwab Corp.	1.7%

Material Fund Change [Text Block]
C000174799
Shareholder Report [Line Items]
Fund Name		Oakmark Equity and Income Fund
Class Name		Advisor
Trading Symbol		OAYBX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Oakmark Equity and Income Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number		1-800 OAKMARK (625-6275)
Additional Information Website		oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$65	0.63%

Expenses Paid, Amount		$ 65
Expense Ratio, Percent		0.63%
Performance Past Does Not Indicate Future [Text]		Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Advisor Class	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Index
10/1/2015	$100,000	$100,000	$100,000	$100,000
12/31/2015	$101,547	$107,043	$99,430	$104,014
3/31/2016	$102,329	$108,485	$102,445	$106,207
6/30/2016	$101,902	$111,149	$104,713	$108,719
9/30/2016	$107,340	$115,430	$105,193	$111,429
12/31/2016	$112,721	$119,845	$102,063	$112,653
3/31/2017	$117,425	$127,115	$102,896	$117,103
6/30/2017	$119,463	$131,040	$104,383	$119,948
9/30/2017	$123,945	$136,911	$105,269	$123,575
12/31/2017	$129,220	$146,009	$105,677	$128,661
3/31/2018	$127,172	$144,900	$104,134	$127,419
6/30/2018	$127,534	$149,876	$103,969	$129,951
9/30/2018	$130,665	$161,433	$103,989	$135,919
12/31/2018	$118,625	$139,607	$105,689	$125,641
3/31/2019	$129,132	$158,661	$108,800	$137,338
6/30/2019	$133,591	$165,489	$112,150	$142,773
9/30/2019	$133,812	$168,300	$114,696	$145,566
12/31/2019	$141,674	$183,564	$114,902	$153,507
3/31/2020	$110,539	$147,590	$118,520	$136,801
6/30/2020	$126,710	$177,909	$121,952	$155,019
9/30/2020	$132,792	$193,796	$122,707	$163,763
12/31/2020	$154,201	$217,338	$123,527	$176,117
3/31/2021	$170,070	$230,759	$119,361	$180,180
6/30/2021	$180,447	$250,486	$121,545	$190,698
9/30/2021	$181,253	$251,944	$121,608	$191,465
12/31/2021	$187,813	$279,726	$121,623	$204,044
3/31/2022	$180,901	$266,863	$114,405	$193,694
6/30/2022	$159,235	$223,895	$109,036	$171,168
9/30/2022	$152,872	$212,963	$103,854	$163,037
12/31/2022	$163,959	$229,065	$105,799	$171,833
3/31/2023	$169,426	$246,238	$108,933	$181,581
6/30/2023	$178,575	$267,765	$108,013	$190,410
9/30/2023	$175,339	$259,000	$104,523	$184,246
12/31/2023	$192,883	$289,281	$111,649	$202,193
3/31/2024	$202,546	$319,817	$110,783	$214,208
6/30/2024	$198,220	$333,517	$110,855	$219,775
9/30/2024	$210,512	$353,150	$116,615	$232,112
12/31/2024	$210,220	$361,658	$113,045	$232,610
3/31/2025	$212,267	$346,208	$116,188	$229,237
6/30/2025	$219,929	$384,091	$117,591	$245,321
9/30/2025	$226,455	$415,296	$119,978	$259,208

Average Annual Return [Table Text Block]
Class	1 Year	5 Years	10 Years
Advisor Class	7.57%	11.27%	8.52%
S&P 500 Index	17.60%	16.47%	15.30%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%
60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Index	11.67%	9.62%	9.99%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]		To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.
AssetsNet		$ 6,240,296,023
Holdings Count | Holding		252
Advisory Fees Paid, Amount		$ 33,430,813
InvestmentCompanyPortfolioTurnover		69.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$6,240,296,023
# of Portfolio Holdings	252
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$33,430,813

Holdings [Text Block]

Asset allocation

Common Stocks	59.6%
Corporate Bonds	18.0%
Mortgage-Backed Securities	7.0%
Government and Agency Securities	5.2%
Collateralized Mortgage Obligations	5.2%
Asset Backed Securities	1.9%
Bank Loans	1.6%
Short-Term Investments	1.3%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

Sector allocation

Financials	37.7%
Consumer Discretionary	14.5%
Industrials	8.9%
Health Care	8.5%
Communication Services	6.9%
Energy	6.6%
U.S. Government	5.2%
Information Technology	4.0%
Consumer Staples	2.5%
Materials	2.3%
Real Estate	1.1%
Utilities	0.3%
Short Term Investments & Other, Net	1.5%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Alphabet, Inc., Class A	2.8%
Phillips 66	2.3%
TE Connectivity PLC	2.0%
Amazon.com, Inc.	1.9%
Reinsurance Group of America, Inc.	1.8%
Capital One Financial Corp.	1.8%
Willis Towers Watson PLC	1.7%
ConocoPhillips	1.7%
Bank of America Corp.	1.7%
Charles Schwab Corp.	1.7%

Material Fund Change [Text Block]
C000174800
Shareholder Report [Line Items]
Fund Name		Oakmark Equity and Income Fund
Class Name		Institutional
Trading Symbol		OANBX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Oakmark Equity and Income Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number		1-800 OAKMARK (625-6275)
Additional Information Website		oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$61	0.59%

Expenses Paid, Amount		$ 61
Expense Ratio, Percent		0.59%
Performance Past Does Not Indicate Future [Text]		Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Institutional Class	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Index
10/1/2015	$250,000	$250,000	$250,000	$250,000
12/31/2015	$253,867	$267,606	$248,576	$260,034
3/31/2016	$255,822	$271,213	$256,112	$265,518
6/30/2016	$254,756	$277,872	$261,782	$271,799
9/30/2016	$268,351	$288,576	$262,981	$278,572
12/31/2016	$281,802	$299,612	$255,156	$281,631
3/31/2017	$293,563	$317,787	$257,240	$292,758
6/30/2017	$298,749	$327,600	$260,958	$299,869
9/30/2017	$309,862	$342,278	$263,172	$308,936
12/31/2017	$323,094	$365,022	$264,194	$321,651
3/31/2018	$318,076	$362,251	$260,335	$318,547
6/30/2018	$318,878	$374,690	$259,922	$324,877
9/30/2018	$326,808	$403,582	$259,972	$339,796
12/31/2018	$296,749	$349,018	$264,223	$314,103
3/31/2019	$323,034	$396,652	$271,999	$343,345
6/30/2019	$334,299	$413,723	$280,375	$356,931
9/30/2019	$334,961	$420,749	$286,739	$363,914
12/31/2019	$354,620	$458,911	$287,255	$383,768
3/31/2020	$276,688	$368,974	$296,299	$342,004
6/30/2020	$317,286	$444,773	$304,879	$387,548
9/30/2020	$332,509	$484,489	$306,767	$409,407
12/31/2020	$386,223	$543,345	$308,818	$440,293
3/31/2021	$426,094	$576,897	$298,403	$450,450
6/30/2021	$452,087	$626,215	$303,863	$476,745
9/30/2021	$454,105	$629,859	$304,021	$478,661
12/31/2021	$470,552	$699,315	$304,057	$510,110
3/31/2022	$453,236	$667,157	$286,013	$484,235
6/30/2022	$398,952	$559,737	$272,589	$427,921
9/30/2022	$383,011	$532,407	$259,635	$407,593
12/31/2022	$410,785	$572,663	$264,498	$429,582
3/31/2023	$424,482	$615,596	$272,333	$453,952
6/30/2023	$447,405	$669,412	$270,034	$476,024
9/30/2023	$439,438	$647,499	$261,308	$460,615
12/31/2023	$483,371	$723,202	$279,122	$505,483
3/31/2024	$507,475	$799,543	$276,957	$535,521
6/30/2024	$496,664	$833,794	$277,138	$549,439
9/30/2024	$527,656	$882,876	$291,538	$580,281
12/31/2024	$526,822	$904,145	$282,612	$581,525
3/31/2025	$531,991	$865,519	$290,471	$573,091
6/30/2025	$551,223	$960,227	$293,977	$613,303
9/30/2025	$567,638	$1,038,241	$299,944	$648,020

Average Annual Return [Table Text Block]
Class	1 Year	5 Years	10 Years
Institutional Class	7.58%	11.29%	8.55%
S&P 500 Index	17.60%	16.47%	15.30%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%
60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Index	11.67%	9.62%	9.99%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]		To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.
AssetsNet		$ 6,240,296,023
Holdings Count | Holding		252
Advisory Fees Paid, Amount		$ 33,430,813
InvestmentCompanyPortfolioTurnover		69.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$6,240,296,023
# of Portfolio Holdings	252
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$33,430,813

Holdings [Text Block]

Asset allocation

Common Stocks	59.6%
Corporate Bonds	18.0%
Mortgage-Backed Securities	7.0%
Government and Agency Securities	5.2%
Collateralized Mortgage Obligations	5.2%
Asset Backed Securities	1.9%
Bank Loans	1.6%
Short-Term Investments	1.3%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

Sector allocation

Financials	37.7%
Consumer Discretionary	14.5%
Industrials	8.9%
Health Care	8.5%
Communication Services	6.9%
Energy	6.6%
U.S. Government	5.2%
Information Technology	4.0%
Consumer Staples	2.5%
Materials	2.3%
Real Estate	1.1%
Utilities	0.3%
Short Term Investments & Other, Net	1.5%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Alphabet, Inc., Class A	2.8%
Phillips 66	2.3%
TE Connectivity PLC	2.0%
Amazon.com, Inc.	1.9%
Reinsurance Group of America, Inc.	1.8%
Capital One Financial Corp.	1.8%
Willis Towers Watson PLC	1.7%
ConocoPhillips	1.7%
Bank of America Corp.	1.7%
Charles Schwab Corp.	1.7%

Material Fund Change [Text Block]
C000225886
Shareholder Report [Line Items]
Fund Name		Oakmark Equity and Income Fund
Class Name		R6
Trading Symbol		OAZBX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Oakmark Equity and Income Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number		1-800 OAKMARK (625-6275)
Additional Information Website		oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$58	0.56%

Expenses Paid, Amount		$ 58
Expense Ratio, Percent		0.56%
Performance Past Does Not Indicate Future [Text]		Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	R6 Class	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Index
12/31/2015	$1,014,791	$1,070,426	$994,304	$1,040,136
3/31/2016	$1,022,605	$1,084,853	$1,024,447	$1,062,073
6/30/2016	$1,018,343	$1,111,489	$1,047,128	$1,087,194
9/30/2016	$1,072,688	$1,154,304	$1,051,925	$1,114,287
12/31/2016	$1,126,088	$1,198,448	$1,020,626	$1,126,525
3/31/2017	$1,172,730	$1,271,147	$1,028,961	$1,171,032
6/30/2017	$1,192,720	$1,310,402	$1,043,833	$1,199,478
9/30/2017	$1,236,771	$1,369,114	$1,052,690	$1,235,746
12/31/2017	$1,288,942	$1,460,087	$1,056,775	$1,286,606
3/31/2018	$1,268,121	$1,449,003	$1,041,339	$1,274,188
6/30/2018	$1,270,924	$1,498,760	$1,039,686	$1,299,509
9/30/2018	$1,302,156	$1,614,326	$1,039,888	$1,359,185
12/31/2018	$1,181,588	$1,396,073	$1,056,893	$1,256,412
3/31/2019	$1,285,329	$1,586,607	$1,087,997	$1,373,381
6/30/2019	$1,329,727	$1,654,892	$1,121,502	$1,427,726
9/30/2019	$1,331,924	$1,682,997	$1,146,956	$1,455,657
12/31/2019	$1,409,695	$1,835,645	$1,149,022	$1,535,073
3/31/2020	$1,099,149	$1,475,895	$1,185,196	$1,368,015
6/30/2020	$1,259,942	$1,779,092	$1,219,517	$1,550,191
9/30/2020	$1,319,939	$1,937,955	$1,227,067	$1,637,629
12/31/2020	$1,532,091	$2,173,381	$1,235,273	$1,761,173
3/31/2021	$1,690,255	$2,307,587	$1,193,614	$1,801,798
6/30/2021	$1,793,362	$2,504,858	$1,215,453	$1,906,981
9/30/2021	$1,801,871	$2,519,438	$1,216,083	$1,914,646
12/31/2021	$1,866,954	$2,797,259	$1,216,228	$2,040,438
3/31/2022	$1,798,797	$2,668,627	$1,144,054	$1,936,941
6/30/2022	$1,583,421	$2,238,948	$1,090,357	$1,711,684
9/30/2022	$1,520,171	$2,129,629	$1,038,540	$1,630,373
12/31/2022	$1,630,459	$2,290,651	$1,057,993	$1,718,327
3/31/2023	$1,685,381	$2,462,384	$1,089,331	$1,815,807
6/30/2023	$1,776,363	$2,677,648	$1,080,134	$1,904,095
9/30/2023	$1,744,741	$2,589,998	$1,045,233	$1,842,460
12/31/2023	$1,919,199	$2,892,809	$1,116,487	$2,021,933
3/31/2024	$2,015,061	$3,198,172	$1,107,827	$2,142,083
6/30/2024	$1,972,302	$3,335,175	$1,108,550	$2,197,754
9/30/2024	$2,094,969	$3,531,502	$1,166,151	$2,321,123
12/31/2024	$2,091,833	$3,616,582	$1,130,447	$2,326,101
3/31/2025	$2,113,146	$3,462,075	$1,161,884	$2,292,366
6/30/2025	$2,189,144	$3,840,909	$1,175,907	$2,453,212
9/30/2025	$2,255,153	$4,152,965	$1,199,777	$2,592,081

Average Annual Return [Table Text Block]
Class	1 Year	5 Years	10 Years
R6 Class	7.65%	11.32%	8.56%
S&P 500 Index	17.60%	16.47%	15.30%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%
60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Index	11.67%	9.62%	9.99%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]		To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.
AssetsNet		$ 6,240,296,023
Holdings Count | Holding		252
Advisory Fees Paid, Amount		$ 33,430,813
InvestmentCompanyPortfolioTurnover		69.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$6,240,296,023
# of Portfolio Holdings	252
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$33,430,813

Holdings [Text Block]

Asset allocation

Common Stocks	59.6%
Corporate Bonds	18.0%
Mortgage-Backed Securities	7.0%
Government and Agency Securities	5.2%
Collateralized Mortgage Obligations	5.2%
Asset Backed Securities	1.9%
Bank Loans	1.6%
Short-Term Investments	1.3%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

Sector allocation

Financials	37.7%
Consumer Discretionary	14.5%
Industrials	8.9%
Health Care	8.5%
Communication Services	6.9%
Energy	6.6%
U.S. Government	5.2%
Information Technology	4.0%
Consumer Staples	2.5%
Materials	2.3%
Real Estate	1.1%
Utilities	0.3%
Short Term Investments & Other, Net	1.5%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Alphabet, Inc., Class A	2.8%
Phillips 66	2.3%
TE Connectivity PLC	2.0%
Amazon.com, Inc.	1.9%
Reinsurance Group of America, Inc.	1.8%
Capital One Financial Corp.	1.8%
Willis Towers Watson PLC	1.7%
ConocoPhillips	1.7%
Bank of America Corp.	1.7%
Charles Schwab Corp.	1.7%

Material Fund Change [Text Block]
C000007562
Shareholder Report [Line Items]
Fund Name		Oakmark International Fund
Class Name		Investor Class
Trading Symbol		OAKIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Oakmark International Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number		1-800 OAKMARK (625-6275)
Additional Information Website		oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$114	1.06%

Expenses Paid, Amount		$ 114
Expense Ratio, Percent		1.06%
Performance Past Does Not Indicate Future [Text]		Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Investor Class	MSCI World ex U.S. Index Global (Net)	MSCI EAFE Index (Net)
10/1/2015	$10,000	$10,000	$10,000
12/31/2015	$10,519	$10,391	$10,471
3/31/2016	$10,209	$10,189	$10,156
6/30/2016	$9,416	$10,081	$10,008
9/30/2016	$10,666	$10,716	$10,652
12/31/2016	$11,351	$10,677	$10,576
3/31/2017	$12,421	$11,404	$11,342
6/30/2017	$13,186	$12,046	$12,036
9/30/2017	$14,386	$12,723	$12,687
12/31/2017	$14,728	$13,262	$13,223
3/31/2018	$14,321	$12,991	$13,021
6/30/2018	$13,599	$12,895	$12,860
9/30/2018	$13,476	$13,063	$13,034
12/31/2018	$11,278	$11,393	$11,400
3/31/2019	$12,298	$12,584	$12,537
6/30/2019	$12,711	$13,061	$12,999
9/30/2019	$12,612	$12,939	$12,859
12/31/2019	$14,009	$13,955	$13,909
3/31/2020	$8,669	$10,709	$10,734
6/30/2020	$10,786	$12,352	$12,331
9/30/2020	$11,179	$12,960	$12,923
12/31/2020	$14,697	$15,014	$14,996
3/31/2021	$16,021	$15,621	$15,518
6/30/2021	$16,709	$16,503	$16,321
9/30/2021	$15,869	$16,394	$16,248
12/31/2021	$16,025	$16,910	$16,686
3/31/2022	$14,633	$16,096	$15,699
6/30/2022	$12,910	$13,737	$13,421
9/30/2022	$10,993	$12,474	$12,165
12/31/2022	$13,517	$14,493	$14,274
3/31/2023	$15,397	$15,655	$15,483
6/30/2023	$15,867	$16,130	$15,940
9/30/2023	$14,774	$15,468	$15,285
12/31/2023	$16,059	$17,093	$16,878
3/31/2024	$16,077	$18,049	$17,854
6/30/2024	$15,389	$17,940	$17,779
9/30/2024	$16,742	$19,332	$19,070
12/31/2024	$15,321	$17,896	$17,523
3/31/2025	$16,528	$19,006	$18,725
6/30/2025	$18,617	$21,296	$20,930
9/30/2025	$19,346	$22,432	$21,928

Average Annual Return [Table Text Block]
Class	1 Year	5 Years	10 Years
Investor Class	15.56%	11.59%	6.82%
MSCI World ex U.S. Index Global (Net)	16.03%	11.60%	8.41%
MSCI EAFE Index (Net)	14.99%	11.15%	8.17%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]		To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.
AssetsNet		$ 14,558,625,245
Holdings Count | Holding		66
Advisory Fees Paid, Amount		$ 108,589,195
InvestmentCompanyPortfolioTurnover		51.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$14,558,625,245
# of Portfolio Holdings	66
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$108,589,195

Holdings [Text Block]

Geographic allocation

France	23.0%
Germany	20.7%
United Kingdom	11.6%
Netherlands	7.6%
Switzerland	6.9%
Japan	6.5%
United States	4.2%
South Korea	4.0%
Sweden	3.8%
Denmark	2.2%
Other	8.3%
Other Assets and Liabilities, Net	1.2%
Total	100.0%

Sector allocation

Industrials	21.5%
Consumer Discretionary	20.1%
Financials	15.4%
Consumer Staples	11.2%
Health Care	10.4%
Information Technology	10.2%
Materials	5.8%
Communication Services	1.6%
Real Estate	1.0%
Short Term Investments & Other, Net	2.8%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

BNP Paribas SA	2.9%
adidas AG	2.8%
Ashtead Group PLC	2.6%
Glencore PLC	2.6%
CNH Industrial NV	2.5%
Reckitt Benckiser Group PLC	2.5%
Kering SA	2.3%
Bayer AG	2.3%
Pernod Ricard SA	2.2%
Bayerische Motoren Werke AG	2.2%

Material Fund Change [Text Block]
C000174804
Shareholder Report [Line Items]
Fund Name		Oakmark International Fund
Class Name		Advisor
Trading Symbol		OAYIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Oakmark International Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number		1-800 OAKMARK (625-6275)
Additional Information Website		oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$96	0.89%

Expenses Paid, Amount		$ 96
Expense Ratio, Percent		0.89%
Performance Past Does Not Indicate Future [Text]		Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Advisor Class	MSCI World ex U.S. Index Global (Net)	MSCI EAFE Index (Net)
10/1/2015	$100,000	$100,000	$100,000
12/31/2015	$105,188	$103,915	$104,710
3/31/2016	$102,085	$101,887	$101,563
6/30/2016	$94,157	$100,815	$100,078
9/30/2016	$106,665	$107,161	$106,517
12/31/2016	$113,561	$106,771	$105,757
3/31/2017	$124,312	$114,040	$113,419
6/30/2017	$132,013	$120,461	$120,361
9/30/2017	$144,114	$127,233	$126,866
12/31/2017	$147,548	$132,617	$132,232
3/31/2018	$143,469	$129,914	$130,207
6/30/2018	$136,293	$128,945	$128,596
9/30/2018	$135,106	$130,629	$130,338
12/31/2018	$113,090	$113,931	$113,997
3/31/2019	$123,386	$125,835	$125,372
6/30/2019	$127,538	$130,605	$129,986
9/30/2019	$126,542	$129,390	$128,593
12/31/2019	$140,607	$139,555	$139,093
3/31/2020	$87,040	$107,093	$107,343
6/30/2020	$108,263	$123,524	$123,315
9/30/2020	$112,271	$129,601	$129,229
12/31/2020	$147,649	$150,142	$149,964
3/31/2021	$161,036	$156,211	$155,182
6/30/2021	$168,013	$165,030	$163,207
9/30/2021	$159,674	$163,943	$162,480
12/31/2021	$161,264	$169,096	$166,855
3/31/2022	$147,403	$160,964	$156,987
6/30/2022	$130,035	$137,374	$134,205
9/30/2022	$110,826	$124,742	$121,647
12/31/2022	$136,311	$144,931	$142,742
3/31/2023	$155,309	$156,553	$154,825
6/30/2023	$160,178	$161,297	$159,398
9/30/2023	$149,135	$154,678	$152,846
12/31/2023	$162,241	$170,932	$168,775
3/31/2024	$162,423	$180,490	$178,539
6/30/2024	$155,577	$179,402	$177,788
9/30/2024	$169,329	$193,321	$190,699
12/31/2024	$155,025	$178,965	$175,228
3/31/2025	$167,332	$190,064	$187,254
6/30/2025	$188,529	$212,957	$209,304
9/30/2025	$196,050	$224,317	$219,282

Average Annual Return [Table Text Block]
Class	1 Year	5 Years	10 Years
Advisor Class	15.78%	11.79%	6.96%
MSCI World ex U.S. Index Global (Net)	16.03%	11.60%	8.41%
MSCI EAFE Index (Net)	14.99%	11.15%	8.17%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]		To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.
AssetsNet		$ 14,558,625,245
Holdings Count | Holding		66
Advisory Fees Paid, Amount		$ 108,589,195
InvestmentCompanyPortfolioTurnover		51.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$14,558,625,245
# of Portfolio Holdings	66
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$108,589,195

Holdings [Text Block]

Geographic allocation

France	23.0%
Germany	20.7%
United Kingdom	11.6%
Netherlands	7.6%
Switzerland	6.9%
Japan	6.5%
United States	4.2%
South Korea	4.0%
Sweden	3.8%
Denmark	2.2%
Other	8.3%
Other Assets and Liabilities, Net	1.2%
Total	100.0%

Sector allocation

Industrials	21.5%
Consumer Discretionary	20.1%
Financials	15.4%
Consumer Staples	11.2%
Health Care	10.4%
Information Technology	10.2%
Materials	5.8%
Communication Services	1.6%
Real Estate	1.0%
Short Term Investments & Other, Net	2.8%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

BNP Paribas SA	2.9%
adidas AG	2.8%
Ashtead Group PLC	2.6%
Glencore PLC	2.6%
CNH Industrial NV	2.5%
Reckitt Benckiser Group PLC	2.5%
Kering SA	2.3%
Bayer AG	2.3%
Pernod Ricard SA	2.2%
Bayerische Motoren Werke AG	2.2%

Material Fund Change [Text Block]
C000174803
Shareholder Report [Line Items]
Fund Name		Oakmark International Fund
Class Name		Institutional
Trading Symbol		OANIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Oakmark International Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number		1-800 OAKMARK (625-6275)
Additional Information Website		oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$88	0.82%

Expenses Paid, Amount		$ 88
Expense Ratio, Percent		0.82%
Performance Past Does Not Indicate Future [Text]		Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Institutional Class	MSCI World ex U.S. Index Global (Net)	MSCI EAFE Index (Net)
10/1/2015	$250,000	$250,000	$250,000
12/31/2015	$262,969	$259,787	$261,774
3/31/2016	$255,213	$254,719	$253,907
6/30/2016	$235,392	$252,037	$250,194
9/30/2016	$266,662	$267,901	$266,292
12/31/2016	$283,903	$266,927	$264,392
3/31/2017	$310,781	$285,100	$283,548
6/30/2017	$330,033	$301,152	$300,902
9/30/2017	$360,286	$318,084	$317,165
12/31/2017	$369,067	$331,541	$330,581
3/31/2018	$358,869	$324,784	$325,518
6/30/2018	$341,055	$322,363	$321,491
9/30/2018	$338,085	$326,573	$325,846
12/31/2018	$282,983	$284,827	$284,993
3/31/2019	$308,734	$314,588	$313,429
6/30/2019	$319,394	$326,513	$324,964
9/30/2019	$316,902	$323,475	$321,483
12/31/2019	$352,102	$348,887	$347,733
3/31/2020	$218,015	$267,733	$268,358
6/30/2020	$271,283	$308,809	$308,286
9/30/2020	$281,456	$324,003	$323,072
12/31/2020	$370,255	$375,355	$374,911
3/31/2021	$403,927	$390,528	$387,956
6/30/2021	$421,403	$412,575	$408,017
9/30/2021	$400,517	$409,857	$406,200
12/31/2021	$404,604	$422,741	$417,139
3/31/2022	$369,829	$402,411	$392,468
6/30/2022	$326,396	$343,435	$335,514
9/30/2022	$278,202	$311,856	$304,118
12/31/2022	$342,100	$362,327	$356,855
3/31/2023	$389,949	$391,381	$387,064
6/30/2023	$402,173	$403,243	$398,495
9/30/2023	$374,596	$386,696	$382,114
12/31/2023	$407,513	$427,329	$421,938
3/31/2024	$408,122	$451,224	$446,347
6/30/2024	$390,920	$448,505	$444,469
9/30/2024	$425,628	$483,302	$476,747
12/31/2024	$389,706	$447,412	$438,069
3/31/2025	$420,658	$475,159	$468,136
6/30/2025	$474,119	$532,394	$523,260
9/30/2025	$493,034	$560,792	$548,204

Average Annual Return [Table Text Block]
Class	1 Year	5 Years	10 Years
Institutional Class	15.84%	11.86%	7.03%
MSCI World ex U.S. Index Global (Net)	16.03%	11.60%	8.41%
MSCI EAFE Index (Net)	14.99%	11.15%	8.17%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]		To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.
AssetsNet		$ 14,558,625,245
Holdings Count | Holding		66
Advisory Fees Paid, Amount		$ 108,589,195
InvestmentCompanyPortfolioTurnover		51.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$14,558,625,245
# of Portfolio Holdings	66
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$108,589,195

Holdings [Text Block]

Geographic allocation

France	23.0%
Germany	20.7%
United Kingdom	11.6%
Netherlands	7.6%
Switzerland	6.9%
Japan	6.5%
United States	4.2%
South Korea	4.0%
Sweden	3.8%
Denmark	2.2%
Other	8.3%
Other Assets and Liabilities, Net	1.2%
Total	100.0%

Sector allocation

Industrials	21.5%
Consumer Discretionary	20.1%
Financials	15.4%
Consumer Staples	11.2%
Health Care	10.4%
Information Technology	10.2%
Materials	5.8%
Communication Services	1.6%
Real Estate	1.0%
Short Term Investments & Other, Net	2.8%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

BNP Paribas SA	2.9%
adidas AG	2.8%
Ashtead Group PLC	2.6%
Glencore PLC	2.6%
CNH Industrial NV	2.5%
Reckitt Benckiser Group PLC	2.5%
Kering SA	2.3%
Bayer AG	2.3%
Pernod Ricard SA	2.2%
Bayerische Motoren Werke AG	2.2%

Material Fund Change [Text Block]
C000225888
Shareholder Report [Line Items]
Fund Name		Oakmark International Fund
Class Name		R6
Trading Symbol		OAZIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Oakmark International Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number		1-800 OAKMARK (625-6275)
Additional Information Website		oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$82	0.76%

Expenses Paid, Amount		$ 82
Expense Ratio, Percent		0.76%
Performance Past Does Not Indicate Future [Text]		Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	R6 Class	MSCI World ex U.S. Index Global (Net)	MSCI EAFE Index (Net)
12/31/2015	$1,049,416	$1,039,147	$1,047,095
3/31/2016	$1,018,464	$1,018,875	$1,015,626
6/30/2016	$939,365	$1,008,148	$1,000,776
9/30/2016	$1,064,155	$1,071,606	$1,065,169
12/31/2016	$1,132,460	$1,067,707	$1,057,568
3/31/2017	$1,239,221	$1,140,400	$1,134,194
6/30/2017	$1,315,550	$1,204,607	$1,203,609
9/30/2017	$1,435,281	$1,272,335	$1,268,660
12/31/2017	$1,469,385	$1,326,166	$1,322,324
3/31/2018	$1,428,755	$1,299,135	$1,302,073
6/30/2018	$1,356,751	$1,289,451	$1,285,962
9/30/2018	$1,344,408	$1,306,293	$1,303,384
12/31/2018	$1,125,177	$1,139,309	$1,139,971
3/31/2019	$1,226,916	$1,258,351	$1,253,717
6/30/2019	$1,268,161	$1,306,052	$1,299,857
9/30/2019	$1,258,262	$1,293,901	$1,285,930
12/31/2019	$1,397,576	$1,395,548	$1,390,932
3/31/2020	$864,873	$1,070,934	$1,073,431
6/30/2020	$1,076,049	$1,235,237	$1,233,145
9/30/2020	$1,115,260	$1,296,014	$1,292,290
12/31/2020	$1,466,325	$1,501,419	$1,499,643
3/31/2021	$1,600,292	$1,562,111	$1,551,823
6/30/2021	$1,670,091	$1,650,300	$1,632,070
9/30/2021	$1,587,346	$1,639,428	$1,624,801
12/31/2021	$1,603,875	$1,690,963	$1,668,554
3/31/2022	$1,466,073	$1,609,645	$1,569,872
6/30/2022	$1,293,964	$1,373,742	$1,342,055
9/30/2022	$1,102,986	$1,247,425	$1,216,472
12/31/2022	$1,356,971	$1,449,309	$1,427,419
3/31/2023	$1,546,687	$1,565,525	$1,548,254
6/30/2023	$1,595,741	$1,612,971	$1,593,981
9/30/2023	$1,486,404	$1,546,784	$1,528,456
12/31/2023	$1,617,223	$1,709,316	$1,687,751
3/31/2024	$1,619,638	$1,804,896	$1,785,386
6/30/2024	$1,551,399	$1,794,019	$1,777,878
9/30/2024	$1,689,690	$1,933,207	$1,906,989
12/31/2024	$1,547,617	$1,789,648	$1,752,277
3/31/2025	$1,670,483	$1,900,638	$1,872,545
6/30/2025	$1,883,327	$2,129,574	$2,093,039
9/30/2025	$1,958,411	$2,243,170	$2,192,817

Average Annual Return [Table Text Block]
Class	1 Year	5 Years	10 Years
R6 Class	15.90%	11.92%	7.05%
MSCI World ex U.S. Index Global (Net)	16.03%	11.60%	8.41%
MSCI EAFE Index (Net)	14.99%	11.15%	8.17%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]		To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.
AssetsNet		$ 14,558,625,245
Holdings Count | Holding		66
Advisory Fees Paid, Amount		$ 108,589,195
InvestmentCompanyPortfolioTurnover		51.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$14,558,625,245
# of Portfolio Holdings	66
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$108,589,195

Holdings [Text Block]

Geographic allocation

France	23.0%
Germany	20.7%
United Kingdom	11.6%
Netherlands	7.6%
Switzerland	6.9%
Japan	6.5%
United States	4.2%
South Korea	4.0%
Sweden	3.8%
Denmark	2.2%
Other	8.3%
Other Assets and Liabilities, Net	1.2%
Total	100.0%

Sector allocation

Industrials	21.5%
Consumer Discretionary	20.1%
Financials	15.4%
Consumer Staples	11.2%
Health Care	10.4%
Information Technology	10.2%
Materials	5.8%
Communication Services	1.6%
Real Estate	1.0%
Short Term Investments & Other, Net	2.8%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

BNP Paribas SA	2.9%
adidas AG	2.8%
Ashtead Group PLC	2.6%
Glencore PLC	2.6%
CNH Industrial NV	2.5%
Reckitt Benckiser Group PLC	2.5%
Kering SA	2.3%
Bayer AG	2.3%
Pernod Ricard SA	2.2%
Bayerische Motoren Werke AG	2.2%

Material Fund Change [Text Block]
C000007564
Shareholder Report [Line Items]
Fund Name		Oakmark International Small Cap Fund
Class Name		Investor Class
Trading Symbol		OAKEX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Oakmark International Small Cap Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number		1-800 OAKMARK (625-6275)
Additional Information Website		oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$142	1.33%

Expenses Paid, Amount		$ 142
Expense Ratio, Percent		1.33%
Performance Past Does Not Indicate Future [Text]		Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Investor Class	MSCI World ex U.S. Index Global (Net)	MSCI World ex U.S. Small Cap Index (Net)
10/1/2015	$10,000	$10,000	$10,000
12/31/2015	$10,184	$10,391	$10,582
3/31/2016	$10,069	$10,189	$10,646
6/30/2016	$9,832	$10,081	$10,509
9/30/2016	$10,666	$10,716	$11,350
12/31/2016	$10,826	$10,677	$11,039
3/31/2017	$11,864	$11,404	$11,879
6/30/2017	$12,940	$12,046	$12,743
9/30/2017	$13,436	$12,723	$13,668
12/31/2017	$13,649	$13,262	$14,464
3/31/2018	$13,188	$12,991	$14,392
6/30/2018	$13,111	$12,895	$14,257
9/30/2018	$12,572	$13,063	$14,135
12/31/2018	$10,410	$11,393	$11,850
3/31/2019	$11,764	$12,584	$13,145
6/30/2019	$12,307	$13,061	$13,377
9/30/2019	$12,207	$12,939	$13,341
12/31/2019	$13,732	$13,955	$14,862
3/31/2020	$8,473	$10,709	$10,643
6/30/2020	$10,567	$12,352	$12,948
9/30/2020	$11,446	$12,960	$14,258
12/31/2020	$14,421	$15,014	$16,761
3/31/2021	$16,085	$15,621	$17,578
6/30/2021	$17,314	$16,503	$18,423
9/30/2021	$16,998	$16,394	$18,556
12/31/2021	$17,177	$16,910	$18,628
3/31/2022	$15,234	$16,096	$17,281
6/30/2022	$12,944	$13,737	$14,181
9/30/2022	$11,495	$12,474	$12,840
12/31/2022	$14,693	$14,493	$14,793
3/31/2023	$15,657	$15,655	$15,531
6/30/2023	$16,258	$16,130	$15,606
9/30/2023	$15,754	$15,468	$15,063
12/31/2023	$17,561	$17,093	$16,660
3/31/2024	$17,651	$18,049	$17,090
6/30/2024	$17,102	$17,940	$16,824
9/30/2024	$19,137	$19,332	$18,582
12/31/2024	$17,047	$17,896	$17,121
3/31/2025	$18,452	$19,006	$17,702
6/30/2025	$21,586	$21,296	$20,680
9/30/2025	$21,749	$22,432	$22,178

Average Annual Return [Table Text Block]
Class	1 Year	5 Years	10 Years
Investor Class	13.64%	13.70%	8.08%
MSCI World ex U.S. Index Global (Net)	16.03%	11.60%	8.41%
MSCI World ex U.S. Small Cap Index (Net)	19.35%	9.24%	8.29%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]		To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.
AssetsNet		$ 1,337,580,371
Holdings Count | Holding		65
Advisory Fees Paid, Amount		$ 13,467,625
InvestmentCompanyPortfolioTurnover		37.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$1,337,580,371
# of Portfolio Holdings	65
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$13,467,625

Holdings [Text Block]

Geographic allocation

Italy	13.0%
Germany	10.9%
United Kingdom	10.4%
Japan	8.3%
Sweden	7.3%
Switzerland	6.2%
Finland	5.4%
South Korea	4.7%
Mexico	3.6%
Australia	3.4%
Other	26.5%
Other Assets and Liabilities, Net	0.3%
Total	100.0%

Sector allocation

Industrials	28.5%
Financials	15.4%
Information Technology	12.3%
Consumer Discretionary	11.7%
Consumer Staples	9.7%
Health Care	7.5%
Communication Services	4.3%
Real Estate	3.7%
Materials	3.7%
Short Term Investments & Other, Net	3.2%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Azimut Holding SpA	3.2%
Julius Baer Group Ltd.	3.1%
Atea ASA	3.0%
Duerr AG	2.8%
ISS AS	2.6%
BNK Financial Group, Inc.	2.6%
Wynn Macau Ltd.	2.5%
Azelis Group NV	2.5%
Amplifon SpA	2.2%
TeamViewer SE	2.2%

Material Fund Change [Text Block]
C000174805
Shareholder Report [Line Items]
Fund Name		Oakmark International Small Cap Fund
Class Name		Advisor
Trading Symbol		OAYEX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Oakmark International Small Cap Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number		1-800 OAKMARK (625-6275)
Additional Information Website		oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$125	1.17%

Expenses Paid, Amount		$ 125
Expense Ratio, Percent		1.17%
Performance Past Does Not Indicate Future [Text]		Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Advisor Class	MSCI World ex U.S. Index Global (Net)	MSCI World ex U.S. Small Cap Index (Net)
10/1/2015	$100,000	$100,000	$100,000
12/31/2015	$101,842	$103,915	$105,819
3/31/2016	$100,692	$101,887	$106,457
6/30/2016	$98,320	$100,815	$105,090
9/30/2016	$106,657	$107,161	$113,500
12/31/2016	$108,336	$106,771	$110,385
3/31/2017	$118,792	$114,040	$118,785
6/30/2017	$129,544	$120,461	$127,435
9/30/2017	$134,512	$127,233	$136,682
12/31/2017	$136,717	$132,617	$144,644
3/31/2018	$132,090	$129,914	$143,917
6/30/2018	$131,396	$128,945	$142,566
9/30/2018	$125,921	$130,629	$141,352
12/31/2018	$104,341	$113,931	$118,504
3/31/2019	$117,897	$125,835	$131,453
6/30/2019	$123,335	$130,605	$133,770
9/30/2019	$122,499	$129,390	$133,410
12/31/2019	$137,786	$139,555	$148,616
3/31/2020	$84,972	$107,093	$106,426
6/30/2020	$106,047	$123,524	$129,483
9/30/2020	$114,948	$129,601	$142,582
12/31/2020	$144,869	$150,142	$167,611
3/31/2021	$161,574	$156,211	$175,784
6/30/2021	$173,996	$165,030	$184,234
9/30/2021	$170,998	$163,943	$185,563
12/31/2021	$172,766	$169,096	$186,277
3/31/2022	$153,308	$160,964	$172,805
6/30/2022	$130,360	$137,374	$141,812
9/30/2022	$115,875	$124,742	$128,401
12/31/2022	$148,067	$144,931	$147,928
3/31/2023	$157,866	$156,553	$155,307
6/30/2023	$163,925	$161,297	$156,061
9/30/2023	$158,936	$154,678	$150,634
12/31/2023	$177,272	$170,932	$166,604
3/31/2024	$178,182	$180,490	$170,899
6/30/2024	$172,727	$179,402	$168,240
9/30/2024	$193,454	$193,321	$185,815
12/31/2024	$172,298	$178,965	$171,208
3/31/2025	$186,600	$190,064	$177,023
6/30/2025	$218,392	$212,957	$206,803
9/30/2025	$220,132	$224,317	$221,776

Average Annual Return [Table Text Block]
Class	1 Year	5 Years	10 Years
Advisor Class	13.79%	13.88%	8.21%
MSCI World ex U.S. Index Global (Net)	16.03%	11.60%	8.41%
MSCI World ex U.S. Small Cap Index (Net)	19.35%	9.24%	8.29%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]		To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.
AssetsNet		$ 1,337,580,371
Holdings Count | Holding		65
Advisory Fees Paid, Amount		$ 13,467,625
InvestmentCompanyPortfolioTurnover		37.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$1,337,580,371
# of Portfolio Holdings	65
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$13,467,625

Holdings [Text Block]

Geographic allocation

Italy	13.0%
Germany	10.9%
United Kingdom	10.4%
Japan	8.3%
Sweden	7.3%
Switzerland	6.2%
Finland	5.4%
South Korea	4.7%
Mexico	3.6%
Australia	3.4%
Other	26.5%
Other Assets and Liabilities, Net	0.3%
Total	100.0%

Sector allocation

Industrials	28.5%
Financials	15.4%
Information Technology	12.3%
Consumer Discretionary	11.7%
Consumer Staples	9.7%
Health Care	7.5%
Communication Services	4.3%
Real Estate	3.7%
Materials	3.7%
Short Term Investments & Other, Net	3.2%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Azimut Holding SpA	3.2%
Julius Baer Group Ltd.	3.1%
Atea ASA	3.0%
Duerr AG	2.8%
ISS AS	2.6%
BNK Financial Group, Inc.	2.6%
Wynn Macau Ltd.	2.5%
Azelis Group NV	2.5%
Amplifon SpA	2.2%
TeamViewer SE	2.2%

Material Fund Change [Text Block]
C000174806
Shareholder Report [Line Items]
Fund Name		Oakmark International Small Cap Fund
Class Name		Institutional
Trading Symbol		OANEX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Oakmark International Small Cap Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number		1-800 OAKMARK (625-6275)
Additional Information Website		oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$116	1.08%

Expenses Paid, Amount		$ 116
Expense Ratio, Percent		1.08%
Performance Past Does Not Indicate Future [Text]		Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Institutional Class	MSCI World ex U.S. Index Global (Net)	MSCI World ex U.S. Small Cap Index (Net)
10/1/2015	$250,000	$250,000	$250,000
12/31/2015	$254,604	$259,787	$264,546
3/31/2016	$251,730	$254,719	$266,142
6/30/2016	$245,800	$252,037	$262,726
9/30/2016	$266,643	$267,901	$283,751
12/31/2016	$270,840	$266,927	$275,963
3/31/2017	$296,979	$285,100	$296,963
6/30/2017	$323,859	$301,152	$318,587
9/30/2017	$336,465	$318,084	$341,706
12/31/2017	$342,107	$331,541	$361,611
3/31/2018	$330,537	$324,784	$359,793
6/30/2018	$328,801	$322,363	$356,416
9/30/2018	$315,495	$326,573	$353,381
12/31/2018	$261,611	$284,827	$296,260
3/31/2019	$295,469	$314,588	$328,632
6/30/2019	$309,138	$326,513	$334,425
9/30/2019	$306,825	$323,475	$333,525
12/31/2019	$345,357	$348,887	$371,540
3/31/2020	$212,998	$267,733	$266,066
6/30/2020	$265,773	$308,809	$323,708
9/30/2020	$288,150	$324,003	$356,454
12/31/2020	$363,406	$375,355	$419,027
3/31/2021	$405,437	$390,528	$439,460
6/30/2021	$436,691	$412,575	$460,585
9/30/2021	$429,147	$409,857	$463,907
12/31/2021	$433,997	$422,741	$465,693
3/31/2022	$384,994	$402,411	$432,013
6/30/2022	$327,421	$343,435	$354,530
9/30/2022	$290,943	$311,856	$321,003
12/31/2022	$372,057	$362,327	$369,821
3/31/2023	$396,756	$391,381	$388,267
6/30/2023	$412,025	$403,243	$390,152
9/30/2023	$399,451	$386,696	$376,586
12/31/2023	$445,809	$427,329	$416,509
3/31/2024	$448,102	$451,224	$427,247
6/30/2024	$434,572	$448,505	$420,600
9/30/2024	$486,858	$483,302	$464,538
12/31/2024	$433,660	$447,412	$428,020
3/31/2025	$469,778	$475,159	$442,557
6/30/2025	$549,823	$532,394	$517,008
9/30/2025	$554,460	$560,792	$554,441

Average Annual Return [Table Text Block]
Class	1 Year	5 Years	10 Years
Institutional Class	13.89%	13.99%	8.29%
MSCI World ex U.S. Index Global (Net)	16.03%	11.60%	8.41%
MSCI World ex U.S. Small Cap Index (Net)	19.35%	9.24%	8.29%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]		To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.
AssetsNet		$ 1,337,580,371
Holdings Count | Holding		65
Advisory Fees Paid, Amount		$ 13,467,625
InvestmentCompanyPortfolioTurnover		37.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$1,337,580,371
# of Portfolio Holdings	65
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$13,467,625

Holdings [Text Block]

Geographic allocation

Italy	13.0%
Germany	10.9%
United Kingdom	10.4%
Japan	8.3%
Sweden	7.3%
Switzerland	6.2%
Finland	5.4%
South Korea	4.7%
Mexico	3.6%
Australia	3.4%
Other	26.5%
Other Assets and Liabilities, Net	0.3%
Total	100.0%

Sector allocation

Industrials	28.5%
Financials	15.4%
Information Technology	12.3%
Consumer Discretionary	11.7%
Consumer Staples	9.7%
Health Care	7.5%
Communication Services	4.3%
Real Estate	3.7%
Materials	3.7%
Short Term Investments & Other, Net	3.2%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Azimut Holding SpA	3.2%
Julius Baer Group Ltd.	3.1%
Atea ASA	3.0%
Duerr AG	2.8%
ISS AS	2.6%
BNK Financial Group, Inc.	2.6%
Wynn Macau Ltd.	2.5%
Azelis Group NV	2.5%
Amplifon SpA	2.2%
TeamViewer SE	2.2%

Material Fund Change [Text Block]
C000225889
Shareholder Report [Line Items]
Fund Name		Oakmark International Small Cap Fund
Class Name		R6
Trading Symbol		OAZEX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Oakmark International Small Cap Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number		1-800 OAKMARK (625-6275)
Additional Information Website		oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$111	1.04%

Expenses Paid, Amount		$ 111
Expense Ratio, Percent		1.04%
Performance Past Does Not Indicate Future [Text]		Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	R6 Class	MSCI World ex U.S. Index Global (Net)	MSCI World ex U.S. Small Cap Index (Net)
12/31/2015	$1,008,765	$1,039,147	$1,058,185
3/31/2016	$997,374	$1,018,875	$1,064,570
6/30/2016	$973,882	$1,008,148	$1,050,904
9/30/2016	$1,056,462	$1,071,606	$1,135,004
12/31/2016	$1,072,358	$1,067,707	$1,103,853
3/31/2017	$1,175,187	$1,140,400	$1,187,851
6/30/2017	$1,281,689	$1,204,607	$1,274,347
9/30/2017	$1,330,900	$1,272,335	$1,366,824
12/31/2017	$1,351,993	$1,326,166	$1,446,444
3/31/2018	$1,306,266	$1,299,135	$1,439,172
6/30/2018	$1,298,645	$1,289,451	$1,425,664
9/30/2018	$1,245,297	$1,306,293	$1,413,523
12/31/2018	$1,031,159	$1,139,309	$1,185,040
3/31/2019	$1,165,226	$1,258,351	$1,314,530
6/30/2019	$1,219,019	$1,306,052	$1,337,698
9/30/2019	$1,209,088	$1,293,901	$1,334,098
12/31/2019	$1,360,150	$1,395,548	$1,486,159
3/31/2020	$839,312	$1,070,934	$1,064,265
6/30/2020	$1,046,652	$1,235,237	$1,294,831
9/30/2020	$1,133,734	$1,296,014	$1,425,815
12/31/2020	$1,429,298	$1,501,419	$1,676,108
3/31/2021	$1,594,608	$1,562,111	$1,757,842
6/30/2021	$1,717,531	$1,650,300	$1,842,340
9/30/2021	$1,687,860	$1,639,428	$1,855,630
12/31/2021	$1,706,441	$1,690,963	$1,862,770
3/31/2022	$1,514,532	$1,609,645	$1,728,053
6/30/2022	$1,288,043	$1,373,742	$1,418,121
9/30/2022	$1,144,543	$1,247,425	$1,284,011
12/31/2022	$1,464,119	$1,449,309	$1,479,284
3/31/2023	$1,561,315	$1,565,525	$1,553,068
6/30/2023	$1,621,400	$1,612,971	$1,560,607
9/30/2023	$1,571,918	$1,546,784	$1,506,344
12/31/2023	$1,754,772	$1,709,316	$1,666,038
3/31/2024	$1,763,799	$1,804,896	$1,708,990
6/30/2024	$1,710,542	$1,794,019	$1,682,399
9/30/2024	$1,915,446	$1,933,207	$1,858,153
12/31/2024	$1,707,508	$1,789,648	$1,712,080
3/31/2025	$1,849,720	$1,900,638	$1,770,228
6/30/2025	$2,164,893	$2,129,574	$2,068,031
9/30/2025	$2,183,150	$2,243,170	$2,217,764

Average Annual Return [Table Text Block]
Class	1 Year	5 Years	10 Years
R6 Class	13.98%	14.01%	8.30%
MSCI World ex U.S. Index Global (Net)	16.03%	11.60%	8.41%
MSCI World ex U.S. Small Cap Index (Net)	19.35%	9.24%	8.29%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]		To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.
AssetsNet		$ 1,337,580,371
Holdings Count | Holding		65
Advisory Fees Paid, Amount		$ 13,467,625
InvestmentCompanyPortfolioTurnover		37.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$1,337,580,371
# of Portfolio Holdings	65
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$13,467,625

Holdings [Text Block]

Geographic allocation

Italy	13.0%
Germany	10.9%
United Kingdom	10.4%
Japan	8.3%
Sweden	7.3%
Switzerland	6.2%
Finland	5.4%
South Korea	4.7%
Mexico	3.6%
Australia	3.4%
Other	26.5%
Other Assets and Liabilities, Net	0.3%
Total	100.0%

Sector allocation

Industrials	28.5%
Financials	15.4%
Information Technology	12.3%
Consumer Discretionary	11.7%
Consumer Staples	9.7%
Health Care	7.5%
Communication Services	4.3%
Real Estate	3.7%
Materials	3.7%
Short Term Investments & Other, Net	3.2%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Azimut Holding SpA	3.2%
Julius Baer Group Ltd.	3.1%
Atea ASA	3.0%
Duerr AG	2.8%
ISS AS	2.6%
BNK Financial Group, Inc.	2.6%
Wynn Macau Ltd.	2.5%
Azelis Group NV	2.5%
Amplifon SpA	2.2%
TeamViewer SE	2.2%

Material Fund Change [Text Block]
C000036890
Shareholder Report [Line Items]
Fund Name		Oakmark Global Select Fund
Class Name		Investor Class
Trading Symbol		OAKWX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Oakmark Global Select Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number		1-800 OAKMARK (625-6275)
Additional Information Website		oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$117	1.11%

Expenses Paid, Amount		$ 117
Expense Ratio, Percent		1.11%
Performance Past Does Not Indicate Future [Text]		Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Investor Class	MSCI World Index (Net)
10/1/2015	$10,000	$10,000
12/31/2015	$10,742	$10,550
3/31/2016	$10,332	$10,513
6/30/2016	$9,949	$10,619
9/30/2016	$10,992	$11,136
12/31/2016	$11,809	$11,342
3/31/2017	$12,497	$12,066
6/30/2017	$13,270	$12,551
9/30/2017	$13,895	$13,159
12/31/2017	$14,310	$13,883
3/31/2018	$13,835	$13,705
6/30/2018	$13,531	$13,943
9/30/2018	$13,776	$14,637
12/31/2018	$11,277	$12,674
3/31/2019	$12,711	$14,255
6/30/2019	$13,202	$14,826
9/30/2019	$13,101	$14,905
12/31/2019	$14,637	$16,180
3/31/2020	$10,150	$12,774
6/30/2020	$12,492	$15,247
9/30/2020	$13,297	$16,456
12/31/2020	$16,546	$18,754
3/31/2021	$18,344	$19,677
6/30/2021	$19,606	$21,200
9/30/2021	$19,283	$21,199
12/31/2021	$19,724	$22,845
3/31/2022	$18,320	$21,668
6/30/2022	$15,268	$18,161
9/30/2022	$13,543	$17,037
12/31/2022	$15,293	$18,701
3/31/2023	$16,685	$20,146
6/30/2023	$17,633	$21,522
9/30/2023	$17,294	$20,777
12/31/2023	$18,764	$23,149
3/31/2024	$19,317	$25,205
6/30/2024	$18,992	$25,868
9/30/2024	$20,668	$27,514
12/31/2024	$19,642	$27,471
3/31/2025	$21,319	$26,979
6/30/2025	$22,286	$30,074
9/30/2025	$23,040	$32,260

Average Annual Return [Table Text Block]
Class	1 Year	5 Years	10 Years
Investor Class	11.48%	11.62%	8.70%
MSCI World Index (Net)	17.25%	14.41%	12.43%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]		To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.
AssetsNet		$ 1,018,809,351
Holdings Count | Holding		25
Advisory Fees Paid, Amount		$ 7,776,599
InvestmentCompanyPortfolioTurnover		65.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$1,018,809,351
# of Portfolio Holdings	25
Portfolio Turnover Rate	65%
Total Advisory Fees Paid	$7,776,599

Holdings [Text Block]

Geographic allocation

United States	58.1%
United Kingdom	9.7%
Germany	8.4%
France	6.2%
Netherlands	5.2%
China	4.6%
Switzerland	4.3%
Denmark	3.2%
Other Assets and Liabilities, Net	0.3%
Total	100.0%

Sector allocation

Health Care	26.0%
Financials	19.5%
Consumer Staples	16.4%
Consumer Discretionary	13.8%
Industrials	8.3%
Communication Services	7.3%
Energy	3.8%
Information Technology	1.0%
Short Term Investments & Other, Net	3.9%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Sysco Corp.	6.7%
IQVIA Holdings, Inc.	6.3%
Reckitt Benckiser Group PLC	5.5%
Becton Dickinson & Co.	5.4%
Prosus NV	5.2%
CNH Industrial NV	5.1%
BNP Paribas SA	5.1%
Alibaba Group Holding Ltd.	4.6%
Bayer AG	4.4%
Roche Holding AG	4.3%

Material Fund Change [Text Block]
C000174807
Shareholder Report [Line Items]
Fund Name		Oakmark Global Select Fund
Class Name		Advisor
Trading Symbol		OAYWX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Oakmark Global Select Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number		1-800 OAKMARK (625-6275)
Additional Information Website		oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$101	0.95%

Expenses Paid, Amount		$ 101
Expense Ratio, Percent		0.95%
Performance Past Does Not Indicate Future [Text]		Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Advisor Class	MSCI World Index (Net)
10/1/2015	$100,000	$100,000
12/31/2015	$107,420	$105,500
3/31/2016	$103,318	$105,131
6/30/2016	$99,494	$106,191
9/30/2016	$109,923	$111,358
12/31/2016	$118,086	$113,423
3/31/2017	$125,111	$120,655
6/30/2017	$132,838	$125,513
9/30/2017	$139,160	$131,586
12/31/2017	$143,314	$138,831
3/31/2018	$138,562	$137,052
6/30/2018	$135,592	$139,429
9/30/2018	$138,116	$146,373
12/31/2018	$113,039	$126,736
3/31/2019	$127,511	$142,553
6/30/2019	$132,361	$148,256
9/30/2019	$131,422	$149,048
12/31/2019	$146,891	$161,804
3/31/2020	$101,944	$127,742
6/30/2020	$125,488	$152,471
9/30/2020	$133,573	$164,560
12/31/2020	$166,262	$187,535
3/31/2021	$184,436	$196,765
6/30/2021	$197,213	$212,003
9/30/2021	$193,959	$211,988
12/31/2021	$198,536	$228,450
3/31/2022	$184,467	$216,678
6/30/2022	$153,795	$181,606
9/30/2022	$136,493	$170,369
12/31/2022	$154,265	$187,006
3/31/2023	$168,321	$201,463
6/30/2023	$177,896	$215,222
9/30/2023	$174,558	$207,771
12/31/2023	$189,470	$231,489
3/31/2024	$195,150	$252,047
6/30/2024	$191,955	$258,680
9/30/2024	$208,994	$275,144
12/31/2024	$198,688	$274,710
3/31/2025	$215,680	$269,787
6/30/2025	$225,659	$300,736
9/30/2025	$233,391	$322,601

Average Annual Return [Table Text Block]
Class	1 Year	5 Years	10 Years
Advisor Class	11.67%	11.81%	8.84%
MSCI World Index (Net)	17.25%	14.41%	12.43%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]		To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.
AssetsNet		$ 1,018,809,351
Holdings Count | Holding		25
Advisory Fees Paid, Amount		$ 7,776,599
InvestmentCompanyPortfolioTurnover		65.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$1,018,809,351
# of Portfolio Holdings	25
Portfolio Turnover Rate	65%
Total Advisory Fees Paid	$7,776,599

Holdings [Text Block]

Geographic allocation

United States	58.1%
United Kingdom	9.7%
Germany	8.4%
France	6.2%
Netherlands	5.2%
China	4.6%
Switzerland	4.3%
Denmark	3.2%
Other Assets and Liabilities, Net	0.3%
Total	100.0%

Sector allocation

Health Care	26.0%
Financials	19.5%
Consumer Staples	16.4%
Consumer Discretionary	13.8%
Industrials	8.3%
Communication Services	7.3%
Energy	3.8%
Information Technology	1.0%
Short Term Investments & Other, Net	3.9%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Sysco Corp.	6.7%
IQVIA Holdings, Inc.	6.3%
Reckitt Benckiser Group PLC	5.5%
Becton Dickinson & Co.	5.4%
Prosus NV	5.2%
CNH Industrial NV	5.1%
BNP Paribas SA	5.1%
Alibaba Group Holding Ltd.	4.6%
Bayer AG	4.4%
Roche Holding AG	4.3%

Material Fund Change [Text Block]
C000174808
Shareholder Report [Line Items]
Fund Name		Oakmark Global Select Fund
Class Name		Institutional
Trading Symbol		OANWX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Oakmark Global Select Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number		1-800 OAKMARK (625-6275)
Additional Information Website		oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$93	0.88%

Expenses Paid, Amount		$ 93
Expense Ratio, Percent		0.88%
Performance Past Does Not Indicate Future [Text]		Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Institutional Class	MSCI World Index (Net)
10/1/2015	$250,000	$250,000
12/31/2015	$268,549	$263,750
3/31/2016	$258,294	$262,827
6/30/2016	$248,734	$265,477
9/30/2016	$274,807	$278,394
12/31/2016	$295,215	$283,559
3/31/2017	$312,777	$301,638
6/30/2017	$332,095	$313,783
9/30/2017	$347,900	$328,966
12/31/2017	$358,417	$347,076
3/31/2018	$346,718	$342,630
6/30/2018	$339,289	$348,573
9/30/2018	$345,603	$365,934
12/31/2018	$283,036	$316,841
3/31/2019	$319,051	$356,382
6/30/2019	$331,383	$370,640
9/30/2019	$329,034	$372,621
12/31/2019	$367,769	$404,511
3/31/2020	$255,235	$319,355
6/30/2020	$314,380	$381,178
9/30/2020	$334,624	$411,401
12/31/2020	$416,715	$468,838
3/31/2021	$462,244	$491,913
6/30/2021	$494,253	$530,006
9/30/2021	$486,300	$529,970
12/31/2021	$497,625	$571,126
3/31/2022	$462,566	$541,696
6/30/2022	$385,873	$454,014
9/30/2022	$342,487	$425,921
12/31/2022	$386,957	$467,515
3/31/2023	$422,456	$503,657
6/30/2023	$446,710	$538,054
9/30/2023	$438,111	$519,428
12/31/2023	$475,626	$578,723
3/31/2024	$490,114	$630,117
6/30/2024	$482,090	$646,699
9/30/2024	$525,106	$687,860
12/31/2024	$499,126	$686,776
3/31/2025	$542,056	$674,467
6/30/2025	$567,137	$751,841
9/30/2025	$586,569	$806,502

Average Annual Return [Table Text Block]
Class	1 Year	5 Years	10 Years
Institutional Class	11.70%	11.88%	8.90%
MSCI World Index (Net)	17.25%	14.41%	12.43%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]		To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.
AssetsNet		$ 1,018,809,351
Holdings Count | Holding		25
Advisory Fees Paid, Amount		$ 7,776,599
InvestmentCompanyPortfolioTurnover		65.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$1,018,809,351
# of Portfolio Holdings	25
Portfolio Turnover Rate	65%
Total Advisory Fees Paid	$7,776,599

Holdings [Text Block]

Geographic allocation

United States	58.1%
United Kingdom	9.7%
Germany	8.4%
France	6.2%
Netherlands	5.2%
China	4.6%
Switzerland	4.3%
Denmark	3.2%
Other Assets and Liabilities, Net	0.3%
Total	100.0%

Sector allocation

Health Care	26.0%
Financials	19.5%
Consumer Staples	16.4%
Consumer Discretionary	13.8%
Industrials	8.3%
Communication Services	7.3%
Energy	3.8%
Information Technology	1.0%
Short Term Investments & Other, Net	3.9%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Sysco Corp.	6.7%
IQVIA Holdings, Inc.	6.3%
Reckitt Benckiser Group PLC	5.5%
Becton Dickinson & Co.	5.4%
Prosus NV	5.2%
CNH Industrial NV	5.1%
BNP Paribas SA	5.1%
Alibaba Group Holding Ltd.	4.6%
Bayer AG	4.4%
Roche Holding AG	4.3%

Material Fund Change [Text Block]
C000225890
Shareholder Report [Line Items]
Fund Name		Oakmark Global Select Fund
Class Name		R6
Trading Symbol		OAZWX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Oakmark Global Select Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number		1-800 OAKMARK (625-6275)
Additional Information Website		oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$87	0.82%

Expenses Paid, Amount		$ 87
Expense Ratio, Percent		0.82%
Performance Past Does Not Indicate Future [Text]		Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	R6 Class	MSCI World Index (Net)
12/31/2015	$1,072,784	$1,054,998
3/31/2016	$1,031,817	$1,051,309
6/30/2016	$993,627	$1,061,909
9/30/2016	$1,097,781	$1,113,577
12/31/2016	$1,179,307	$1,134,234
3/31/2017	$1,248,059	$1,206,553
6/30/2017	$1,325,229	$1,255,130
9/30/2017	$1,387,667	$1,315,863
12/31/2017	$1,429,087	$1,388,306
3/31/2018	$1,381,697	$1,370,520
6/30/2018	$1,351,339	$1,394,291
9/30/2018	$1,375,774	$1,463,735
12/31/2018	$1,126,206	$1,267,364
3/31/2019	$1,269,414	$1,425,528
6/30/2019	$1,318,447	$1,482,558
9/30/2019	$1,308,329	$1,490,485
12/31/2019	$1,461,811	$1,618,044
3/31/2020	$1,013,659	$1,277,419
6/30/2020	$1,247,580	$1,524,712
9/30/2020	$1,327,917	$1,645,603
12/31/2020	$1,652,435	$1,875,354
3/31/2021	$1,833,762	$1,967,652
6/30/2021	$1,960,690	$2,120,026
9/30/2021	$1,929,155	$2,119,879
12/31/2021	$1,974,560	$2,284,504
3/31/2022	$1,835,506	$2,166,784
6/30/2022	$1,531,327	$1,816,057
9/30/2022	$1,359,248	$1,703,686
12/31/2022	$1,535,664	$1,870,059
3/31/2023	$1,676,542	$2,014,628
6/30/2023	$1,773,670	$2,152,217
9/30/2023	$1,740,419	$2,077,712
12/31/2023	$1,889,502	$2,314,892
3/31/2024	$1,947,028	$2,520,469
6/30/2024	$1,915,168	$2,586,797
9/30/2024	$2,085,975	$2,751,441
12/31/2024	$1,983,978	$2,747,104
3/31/2025	$2,154,547	$2,697,869
6/30/2025	$2,254,195	$3,007,364
9/30/2025	$2,332,297	$3,226,008

Average Annual Return [Table Text Block]
Class	1 Year	5 Years	10 Years
R6 Class	11.81%	11.94%	8.93%
MSCI World Index (Net)	17.25%	14.41%	12.43%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]		To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.
AssetsNet		$ 1,018,809,351
Holdings Count | Holding		25
Advisory Fees Paid, Amount		$ 7,776,599
InvestmentCompanyPortfolioTurnover		65.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$1,018,809,351
# of Portfolio Holdings	25
Portfolio Turnover Rate	65%
Total Advisory Fees Paid	$7,776,599

Holdings [Text Block]

Geographic allocation

United States	58.1%
United Kingdom	9.7%
Germany	8.4%
France	6.2%
Netherlands	5.2%
China	4.6%
Switzerland	4.3%
Denmark	3.2%
Other Assets and Liabilities, Net	0.3%
Total	100.0%

Sector allocation

Health Care	26.0%
Financials	19.5%
Consumer Staples	16.4%
Consumer Discretionary	13.8%
Industrials	8.3%
Communication Services	7.3%
Energy	3.8%
Information Technology	1.0%
Short Term Investments & Other, Net	3.9%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Sysco Corp.	6.7%
IQVIA Holdings, Inc.	6.3%
Reckitt Benckiser Group PLC	5.5%
Becton Dickinson & Co.	5.4%
Prosus NV	5.2%
CNH Industrial NV	5.1%
BNP Paribas SA	5.1%
Alibaba Group Holding Ltd.	4.6%
Bayer AG	4.4%
Roche Holding AG	4.3%

Material Fund Change [Text Block]
C000235267
Shareholder Report [Line Items]
Fund Name		Oakmark Bond Fund
Class Name		Investor Class
Trading Symbol		OAKCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Oakmark Bond Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number		1-800 OAKMARK (625-6275)
Additional Information Website		oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$76	0.74%

Expenses Paid, Amount		$ 76
Expense Ratio, Percent		0.74%
Performance Past Does Not Indicate Future [Text]		Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Investor Class	Bloomberg U.S. Aggregate Bond Index
1/28/2022	$10,000	$10,000
3/31/2022	$9,661	$9,611
6/30/2022	$9,111	$9,160
9/30/2022	$8,857	$8,725
12/31/2022	$9,049	$8,888
3/31/2023	$9,199	$9,151
6/30/2023	$9,222	$9,074
9/30/2023	$9,014	$8,781
12/31/2023	$9,653	$9,379
3/31/2024	$9,686	$9,307
6/30/2024	$9,740	$9,313
9/30/2024	$10,231	$9,797
12/31/2024	$9,963	$9,497
3/31/2025	$10,235	$9,761
6/30/2025	$10,429	$9,879
9/30/2025	$10,656	$10,079

Average Annual Return [Table Text Block]
Class	1 Year	Since Inception 1/28/2022
Investor Class	4.16%	1.74%
Bloomberg U.S. Aggregate Bond Index	2.88%	0.21%

Performance Inception Date		Jan. 28, 2022
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]		To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.
AssetsNet		$ 211,502,338
Holdings Count | Holding		141
Advisory Fees Paid, Amount		$ 518,883
InvestmentCompanyPortfolioTurnover		144.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$211,502,338
# of Portfolio Holdings	141
Portfolio Turnover Rate	144%
Total Advisory Fees Paid	$518,883

Holdings [Text Block]

Asset allocation

Corporate Bonds	42.6%
Government and Agency Securities	19.6%
Collateralized Mortgage Obligations	12.7%
Mortgage-Backed Securities	11.9%
Asset Backed Securities	5.8%
Bank Loans	5.0%
Short-Term Investments	1.1%
Other Assets and Liabilities, Net	1.3%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

U.S. Treasury Notes, 3.875%, due 07/31/30	3.1%
U.S. Treasury Bonds, 4.625%, due 05/15/54	2.6%
U.S. Treasury Bonds, 5.000%, due 05/15/45	2.3%
U.S. Treasury Notes, 3.875%, due 06/30/30	1.9%
Federal Home Loan Mortgage Corp., Pool SD6595, 5.500%, due 10/01/54	1.5%
Federal National Mortgage Association, Pool FS8007, 5.500%, due 06/01/54	1.5%
Federal Home Loan Mortgage Corp., Pool SD3470, 2.500%, due 06/01/52	1.4%
Federal Home Loan Mortgage Corp., Pool RJ2202, 5.500%, due 08/01/54	1.4%
Federal National Mortgage Association, Pool CB8992, 5.500%, due 08/01/54	1.3%
U.S. Treasury Bonds, 4.625%, due 11/15/44	1.3%

Material Fund Change [Text Block]
C000219731
Shareholder Report [Line Items]
Fund Name		Oakmark Bond Fund
Class Name		Advisor
Trading Symbol		OAYCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Oakmark Bond Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Material Fund Change Notice [Text Block]		This report also describes changes to the Fund that occurred after the reporting period.
Additional Information Phone Number		1-800 OAKMARK (625-6275)
Additional Information Website		oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$55	0.54%

Expenses Paid, Amount		$ 55
Expense Ratio, Percent		0.54%
Performance Past Does Not Indicate Future [Text]		Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg U.S. Aggregate Bond Index
6/10/2020	$100,000	$100,000
6/30/2020	$99,928	$100,420
9/30/2020	$102,041	$101,042
12/31/2020	$104,854	$101,718
3/31/2021	$103,596	$98,287
6/30/2021	$105,533	$100,085
9/30/2021	$105,930	$100,137
12/31/2021	$105,864	$100,149
3/31/2022	$100,366	$94,206
6/30/2022	$94,665	$89,785
9/30/2022	$92,043	$85,518
12/31/2022	$94,082	$87,120
3/31/2023	$95,692	$89,700
6/30/2023	$95,981	$88,943
9/30/2023	$93,973	$86,069
12/31/2023	$100,661	$91,936
3/31/2024	$100,924	$91,223
6/30/2024	$101,660	$91,283
9/30/2024	$106,819	$96,026
12/31/2024	$104,080	$93,086
3/31/2025	$106,966	$95,674
6/30/2025	$109,040	$96,829
9/30/2025	$111,488	$98,795

Average Annual Return [Table Text Block]
Class	1 Year	5 Years	Since Inception 6/10/2020
Advisor Class	4.37%	1.79%	2.07%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	(0.23%)

Performance Inception Date		Jun. 10, 2020
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]		To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.
AssetsNet		$ 211,502,338
Holdings Count | Holding		141
Advisory Fees Paid, Amount		$ 518,883
InvestmentCompanyPortfolioTurnover		144.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$211,502,338
# of Portfolio Holdings	141
Portfolio Turnover Rate	144%
Total Advisory Fees Paid	$518,883

Holdings [Text Block]

Asset allocation

Corporate Bonds	42.6%
Government and Agency Securities	19.6%
Collateralized Mortgage Obligations	12.7%
Mortgage-Backed Securities	11.9%
Asset Backed Securities	5.8%
Bank Loans	5.0%
Short-Term Investments	1.1%
Other Assets and Liabilities, Net	1.3%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

U.S. Treasury Notes, 3.875%, due 07/31/30	3.1%
U.S. Treasury Bonds, 4.625%, due 05/15/54	2.6%
U.S. Treasury Bonds, 5.000%, due 05/15/45	2.3%
U.S. Treasury Notes, 3.875%, due 06/30/30	1.9%
Federal Home Loan Mortgage Corp., Pool SD6595, 5.500%, due 10/01/54	1.5%
Federal National Mortgage Association, Pool FS8007, 5.500%, due 06/01/54	1.5%
Federal Home Loan Mortgage Corp., Pool SD3470, 2.500%, due 06/01/52	1.4%
Federal Home Loan Mortgage Corp., Pool RJ2202, 5.500%, due 08/01/54	1.4%
Federal National Mortgage Association, Pool CB8992, 5.500%, due 08/01/54	1.3%
U.S. Treasury Bonds, 4.625%, due 11/15/44	1.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's prospectus, which is available at oakmark.com/our-funds/?tab=documents or upon request by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

Effective October 1, 2025, the Fund's contractual expense limitation for Advisor Class was reduced to 0.48% of average daily net assets.

Material Fund Change Expenses [Text Block]		Effective October 1, 2025, the Fund's contractual expense limitation for Advisor Class was reduced to 0.48% of average daily net assets.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2024.

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's prospectus, which is available at oakmark.com/our-funds/?tab=documents or upon request by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

Updated Prospectus Phone Number		1-800 OAKMARK (625-6275)
Updated Prospectus Web Address		oakmark.com/our-funds/?tab=documents
C000219732
Shareholder Report [Line Items]
Fund Name		Oakmark Bond Fund
Class Name		Institutional
Trading Symbol		OANCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Oakmark Bond Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Material Fund Change Notice [Text Block]		This report also describes changes to the Fund that occurred after the reporting period.
Additional Information Phone Number		1-800 OAKMARK (625-6275)
Additional Information Website		oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$53	0.52%

Expenses Paid, Amount		$ 53
Expense Ratio, Percent		0.52%
Performance Past Does Not Indicate Future [Text]		Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Bond Index
6/10/2020	$250,000	$250,000
6/30/2020	$249,833	$251,050
9/30/2020	$255,171	$252,605
12/31/2020	$262,254	$254,294
3/31/2021	$259,425	$245,718
6/30/2021	$264,056	$250,214
9/30/2021	$265,064	$250,343
12/31/2021	$264,909	$250,373
3/31/2022	$251,157	$235,515
6/30/2022	$236,906	$224,461
9/30/2022	$230,352	$213,794
12/31/2022	$235,461	$217,799
3/31/2023	$239,518	$224,250
6/30/2023	$240,253	$222,357
9/30/2023	$234,950	$215,172
12/31/2023	$251,718	$229,841
3/31/2024	$252,684	$228,058
6/30/2024	$254,541	$228,207
9/30/2024	$267,479	$240,064
12/31/2024	$260,632	$232,714
3/31/2025	$267,570	$239,186
6/30/2025	$272,780	$242,073
9/30/2025	$279,232	$246,987

Average Annual Return [Table Text Block]
Class	1 Year	5 Years	Since Inception 6/10/2020
Institutional Class	4.39%	1.82%	2.10%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	(0.23%)

Performance Inception Date		Jun. 10, 2020
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]		To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.
AssetsNet		$ 211,502,338
Holdings Count | Holding		141
Advisory Fees Paid, Amount		$ 518,883
InvestmentCompanyPortfolioTurnover		144.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$211,502,338
# of Portfolio Holdings	141
Portfolio Turnover Rate	144%
Total Advisory Fees Paid	$518,883

Holdings [Text Block]

Asset allocation

Corporate Bonds	42.6%
Government and Agency Securities	19.6%
Collateralized Mortgage Obligations	12.7%
Mortgage-Backed Securities	11.9%
Asset Backed Securities	5.8%
Bank Loans	5.0%
Short-Term Investments	1.1%
Other Assets and Liabilities, Net	1.3%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

U.S. Treasury Notes, 3.875%, due 07/31/30	3.1%
U.S. Treasury Bonds, 4.625%, due 05/15/54	2.6%
U.S. Treasury Bonds, 5.000%, due 05/15/45	2.3%
U.S. Treasury Notes, 3.875%, due 06/30/30	1.9%
Federal Home Loan Mortgage Corp., Pool SD6595, 5.500%, due 10/01/54	1.5%
Federal National Mortgage Association, Pool FS8007, 5.500%, due 06/01/54	1.5%
Federal Home Loan Mortgage Corp., Pool SD3470, 2.500%, due 06/01/52	1.4%
Federal Home Loan Mortgage Corp., Pool RJ2202, 5.500%, due 08/01/54	1.4%
Federal National Mortgage Association, Pool CB8992, 5.500%, due 08/01/54	1.3%
U.S. Treasury Bonds, 4.625%, due 11/15/44	1.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's prospectus, which is available at oakmark.com/our-funds/?tab=documents or upon request by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

Effective October 1, 2025, the Fund's contractual expense limitation for Institutional Class was reduced to 0.45% of average daily net assets.

Material Fund Change Expenses [Text Block]		Effective October 1, 2025, the Fund's contractual expense limitation for Institutional Class was reduced to 0.45% of average daily net assets.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2024.

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's prospectus, which is available at oakmark.com/our-funds/?tab=documents or upon request by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

Updated Prospectus Phone Number		1-800 OAKMARK (625-6275)
Updated Prospectus Web Address		oakmark.com/our-funds/?tab=documents
C000225891
Shareholder Report [Line Items]
Fund Name		Oakmark Bond Fund
Class Name		R6
Trading Symbol		OAZCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Oakmark Bond Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Material Fund Change Notice [Text Block]		This report also describes changes to the Fund that occurred after the reporting period.
Additional Information Phone Number		1-800 OAKMARK (625-6275)
Additional Information Website		oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$45	0.44%

Expenses Paid, Amount		$ 45
Expense Ratio, Percent		0.44%
Performance Past Does Not Indicate Future [Text]		Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	R6 Class	Bloomberg U.S. Aggregate Bond Index
12/31/2020	$1,005,874	$1,003,474
3/31/2021	$994,321	$969,632
6/30/2021	$1,013,329	$987,373
9/30/2021	$1,017,402	$987,885
12/31/2021	$1,017,017	$988,002
3/31/2022	$964,410	$929,371
6/30/2022	$909,818	$885,751
9/30/2022	$884,826	$843,657
12/31/2022	$904,628	$859,460
3/31/2023	$921,395	$884,918
6/30/2023	$923,381	$877,446
9/30/2023	$903,227	$849,094
12/31/2023	$967,890	$906,978
3/31/2024	$971,948	$899,943
6/30/2024	$979,306	$900,530
9/30/2024	$1,029,284	$947,322
12/31/2024	$1,003,138	$918,318
3/31/2025	$1,030,041	$943,856
6/30/2025	$1,050,302	$955,247
9/30/2025	$1,075,371	$974,638

Average Annual Return [Table Text Block]
Class	1 Year	Since Inception 12/15/2020
R6 Class	4.48%	1.53%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.53%)

Performance Inception Date		Dec. 15, 2020
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]		To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.
AssetsNet		$ 211,502,338
Holdings Count | Holding		141
Advisory Fees Paid, Amount		$ 518,883
InvestmentCompanyPortfolioTurnover		144.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$211,502,338
# of Portfolio Holdings	141
Portfolio Turnover Rate	144%
Total Advisory Fees Paid	$518,883

Holdings [Text Block]

Asset allocation

Corporate Bonds	42.6%
Government and Agency Securities	19.6%
Collateralized Mortgage Obligations	12.7%
Mortgage-Backed Securities	11.9%
Asset Backed Securities	5.8%
Bank Loans	5.0%
Short-Term Investments	1.1%
Other Assets and Liabilities, Net	1.3%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

U.S. Treasury Notes, 3.875%, due 07/31/30	3.1%
U.S. Treasury Bonds, 4.625%, due 05/15/54	2.6%
U.S. Treasury Bonds, 5.000%, due 05/15/45	2.3%
U.S. Treasury Notes, 3.875%, due 06/30/30	1.9%
Federal Home Loan Mortgage Corp., Pool SD6595, 5.500%, due 10/01/54	1.5%
Federal National Mortgage Association, Pool FS8007, 5.500%, due 06/01/54	1.5%
Federal Home Loan Mortgage Corp., Pool SD3470, 2.500%, due 06/01/52	1.4%
Federal Home Loan Mortgage Corp., Pool RJ2202, 5.500%, due 08/01/54	1.4%
Federal National Mortgage Association, Pool CB8992, 5.500%, due 08/01/54	1.3%
U.S. Treasury Bonds, 4.625%, due 11/15/44	1.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's prospectus, which is available at oakmark.com/our-funds/?tab=documents or upon request by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

Effective October 1, 2025, the Fund's contractual expense limitation for R6 Class was reduced to 0.41% of average daily net assets.

Material Fund Change Expenses [Text Block]		Effective October 1, 2025, the Fund's contractual expense limitation for R6 Class was reduced to 0.41% of average daily net assets.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2024.

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's prospectus, which is available at oakmark.com/our-funds/?tab=documents or upon request by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

Updated Prospectus Phone Number		1-800 OAKMARK (625-6275)
Updated Prospectus Web Address		oakmark.com/our-funds/?tab=documents